UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Reports for the period 01/01/21 through 06/30/21 is filed herewith

Oberweis Funds

SEMI-ANNUAL REPORT

	INVESTOR CLASS	INSTITUTIONAL CLASS
Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Global Opportunities Fund	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	—
Oberweis Emerging Markets Fund	OBEMX	OIEMX

June 30, 2021

oberweisfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.oberweisfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting us at 1-800-245-7311.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-245-7311. Your election to receive reports in paper will apply to all funds held with the fund complex.

PRESIDENT’S LETTER (unaudited)

Dear Fellow Oberweis Funds Shareholder,

YEAR-TO-DATE PERFORMANCE THROUGH June 30, 2021

I’m pleased to report gains in all of the funds for the first half of 2021, and exceptionally strong results for the US-focused funds. On the domestic front, the Micro-Cap Fund returned 39.14% versus 20.57% for the Russell Micro-Cap Growth Index. The Small-Cap Opportunities Fund returned 25.59% versus 8.98% for the Russell 2000 Growth Index. Among our international funds, the International Opportunities Fund gained 6.15% versus 7.36% for the MSCI World ex-US Small-Cap Growth Index. The China Opportunities Fund returned 5.61% versus 1.83% for the MSCI China Index, and the Emerging Markets Fund returned 16.08% versus 19.78% for the MSCI EM Small-Cap Index. Lastly, the Global Opportunities Fund gained 20.24% versus 15.43% for the MSCI ACWI Small-Cap Index.

The Emerging Markets Fund, which is our youngest fund, recently exceeded three years of management. I’m pleased to report that the fund has delivered strong alpha since launch. Since its inception on May 1, 2018, the Emerging Markets Fund produced an average annualized gain of 16.08% versus 8.54% for the benchmark (thru 6/30/21). Our longer-established funds have also fared well. In fact, ALL of the other Oberweis funds are ahead of their benchmarks over both trailing 5-year and 10-year periods through the first half of 2021. We believe these results provide some evidence that our disciplined investment process, which focus on undervalued growth companies in less efficient assets classes, appears to be effective in generating alpha over a full market cycle.

MARKET ENVIRONMENT

Given how severe the Covid-19 crisis was just six short months ago, the progress made in the U.S. during the second quarter on the vaccination front is nothing short of miraculous. Over 330 million doses have been administered with nearly half the U.S. population fully vaccinated, and it’s projected that the country may enter the zone for herd immunity (those vaccinated plus those infected) later this year. As a result, Americans are quickly returning to everyday life and the economy, bolstered by accommodative monetary and fiscal policies, is booming, with forecasted GDP growth of 7.8% in the second quarter. Composite Purchasing Managers’ Index readings over 60 in the U.S. and the U.K. and over 50 in China, Germany, France, Italy, and Spain suggest strength should continue into the second half of the year.

Stocks largely anticipated this dramatic recovery and rallied significantly from the Covid-19 panic lows in March 2020. Large-cap U.S indices like the S&P 500 trade well above 25-year averages based on P/E, dividend yield, price/book and price/cash flow. For equity bulls, these premium valuations reflect investors discounting an anticipated period of explosive growth as economies reopen globally, particularly after central banks have flooded their economies with stimulus cash and interest rates remain far below historical averages. From equities to housing to commodities to groceries, demand appears to be outstripping supply and prices are rising.

However, looking out a couple years, the picture is far less clear. Will too much money chasing too few goods ignite longer-term inflation? The Fed says no, but some investors are less convinced. What will be the unintended consequences of all this stimulus cash? Moreover, if growth does explode, will the Fed use this opportunity to reign in stimulus and increase interest rates? Even discussion of rising interest rates in recent years has ignited “taper tantrums” in the stock market. We do not think raging inflation is the most likely outcome, but it’s hard to predict the end outcome of the massive stimulus unleashed over the last couple years. How much of current economic activity is being driven by demand that was pulled forward as a result of stimulus? How much is related to inventory replenishment as companies struggle to overcome

PRESIDENT’S LETTER (unaudited) (continued)

last year’s supply disruptions? It will take months for the economy to adjust to these extraneous influences. The sooner that policy makers get out of the way, the better.

Though data so far seems good, there’s no guarantee that vaccines prove effective toward suppressing Covid-19 variants. A vaccine-resistant mutation remains a significant risk that could hinder economic recovery. On the other side, continued vaccinations, herd immunity and a “return to normal” would likely produce an economic growth boon rivaled by few others of our lifetime.

Still, irrespective of macroeconomic growth over the next couple of years, share prices of growth stocks such as those owned in the Oberweis Funds will be substantially determined by the fundamental performance of our investment companies. While a favorable GDP growth tailwind is helpful, the real long-term driver is innovation — whether or not our companies can grow by creating new markets or taking market share from incumbents via superior product offerings. Innovation is the ultimate determinant for growth stock share prices and increasing rates of lifestyle change from seismic events such as COVID-19 tend to open the door for disruptive innovation. Our job is to find innovative disrupters early and often, and position the funds to benefit from their growth.

VALUATION RECAP

As of June 30, 2021, the price/earnings (P/E) ratio was 25.1 times for the Global Opportunities Fund (versus 18.4 last quarter), 17.0 times for the Small-Cap Opportunities Fund (versus 15.0 last quarter), 17.8 times for the Micro-Cap Fund (versus 15.7 last quarter), 25.3 times for the International Opportunities Fund (versus 27.9 last quarter), 28.9 times for the China Opportunities Fund (versus 22.4 last quarter), and 26.1 times for the Emerging Markets Fund (versus 21.9 times last quarter). Each of these funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies expected to grow faster than current market expectations. As of June 30, 2021, the weighted-average market capitalization was $6.3 billion for the Global Opportunities Fund, $3.5 billion for the Small-Cap Opportunities Fund, $1.2 billion for the Micro-Cap Fund, $4.4 billion for the International Opportunities Fund, $4.3 billion for the Emerging Markets Fund, and $61.8 billion for the China Opportunities Fund.

If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

PRESIDENT’S LETTER (unaudited) (continued)

For current performance information, please visit www.oberweisfunds.com.

OBERWEIS FUNDS AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2021)

	Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund[2]	Expense Ratio[3]
Global Opportunities	OBEGX OBGIX[1]	8.88 8.96	64.04 64.45	20.59 20.87	18.80 19.09	12.02 12.30	9.87 10.14	1.53 1.27
Micro-Cap	OBMCX OMCIX[1]	10.18 10.27	102.25 102.77	20.61 20.91	24.17 24.46	16.79 17.07	11.92 12.19	1.58 1.33
Small-Cap Opportunities	OBSOX OBSIX[1]	7.99 8.03	71.26 71.69	21.18 21.46	21.85 22.16	13.94 14.23	8.86 9.13	1.55 1.30
China Opportunities	OBCHX OCHIX[1]	9.28 9.31	38.74 39.06	18.06 18.38	21.79 22.10	11.79 12.07	14.22 14.51	1.95 1.69
International Opportunities	OBIOX	7.14	54.95	16.87	16.50	14.51	11.54	1.60
Emerging Markets	OBEMX OIEMX	11.01 11.07	52.81 53.18	19.05 19.37	n/a n/a	n/a n/a	16.08 16.38	1.75 1.50

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Unusually high returns may not be sustainable. Visit us online at oberweisfunds.com for most recent month-end performance.

The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

1 Institutional Class shares OBGIX, OMCIX, OBSIX and OCHIX performance information was calculated using the historical performance of Investor Class shares for periods prior to May 1, 2017.

2 Life of Fund returns are from commencement of operations on 01/07/87 for the Global Opportunities Fund, 01/01/96 for the Micro-Cap Fund, 09/15/96 for the Small-Cap Opportunities Fund, 10/01/05 for the China Opportunities Fund, 02/01/07 for the International Opportunities Fund, 05/01/17 for the Institutional Share Classes and 05/01/18 for the Emerging Markets Fund Share Classes.

3 December 31, 2020 data. Expense ratio is the total net annualized fund operating expense ratio. The expense ratio gross of expense offset arrangements and expense reimbursements was 1.53%, 1.28%, 1.59%, 1.34%, 2.03%, 1.78%, 1.95%, 1.69%, 1.87%, 3.79% and 3.54% for OBEGX, OBGIX, OBMCX, OMCIX, OBSOX, OBSIX, OBCHX, OCHIX, OBIOX, OBEMX and OIEMX respectively. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2022 to reduce its management fees or reimburse OBEGX and OBMCX to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.8% of the first $50 million; plus 1.6% of average daily net assets in excess of $50 million and for OBGIX and OMCIX 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is also contractually obligated through April 30, 2022 to reduce its management fees or reimburse OBSOX, OBCHX, OBIOX and OBEMX to the extent that total ordinary operating expenses exceed in any one year 1.55%, 2.24%, 1.60% and 1.75% expressed as a percentage of each Fund’s average daily net assets, respectively, and for OBSIX, OCHIX and OIEMX 1.30%, 1.99% and 1.50%, respectively.

PRESIDENT’S LETTER (unaudited) (continued)

The MSCI World ex-US Small Cap Growth Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax. The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI Emerging Markets Small Cap Index is a free float-adjusted, market capitalization-weighted index that measures the performance of small-cap stocks in 24 emerging markets. The MSCI China Net Index is a free float-adjusted market capitalization-weighted Index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax.

The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell Micro Cap companies with higher price-to-book ratios and higher forecasted growth values. The performance data includes reinvested dividends. The Russell Microcap Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. Each index is an unmanaged group of stocks, whose performance does not reflect the deduction of fees, expenses or taxes.

Oberweis Micro-Cap Fund

At June 30, 2021 (unaudited)

Asset Allocation (% of Net Assets)
Equities	97.1
Other Assets less Liabilities	2.9

Top Ten Holdings (% of Net Assets)
ChannelAdvisor Corp.	3.1
Alphatec Hldgs. Inc.	2.7
Organogenesis Hldgs., Inc.	2.5
Aviat Networks, Inc.	2.3
Axcelis Technologies, Inc.	2.3
RadNet, Inc.	2.2
Boot Barn Hldgs., Inc.*	2.1
Inmode Ltd.	2.1
Zumiez, Inc.	2.1
Ultra Clean Hldgs., Inc.	2.1

Top Ten Industries (% of Net Assets)
Back Office Support, Human Resources & Consulting	8.1
Medical & Dental Instruments & Supplies	8.0
Production Technology Equipment	6.3
Communications Technology	6.2
Computer Services Software & Systems	5.9
Specialty Retail	4.2
Diversified Manufacturing Operations	3.5
Medical Equipment	3.1
Restaurants	3.1
Healthcare Services	3.0

Oberweis Small-Cap Opportunities Fund

At June 30, 2021 (unaudited)

Asset Allocation (% of Net Assets)
Equities	99.4
Other Assets less Liabilities	0.6

Top Ten Holdings (% of Net Assets)
Synaptics, Inc.	3.9
Shutterstock, Inc.	3.9
Crocs, Inc.	2.9
Organogenesis Hldgs., Inc.	2.5
Inmode Ltd.	2.4
Axcelis Technologies, Inc.	2.1
ChannelAdvisor Corp.	2.0
Guess’, Inc.	1.9
Ultra Clean Hldgs., Inc.	1.9
Alphatec Hldgs., Inc.	1.8

Top Ten Industries (% of Net Assets)
Computer Services Software & Systems	13.1
Medical & Dental Instruments & Supplies	7.0
Building Materials	4.7
Textiles, Apparel & Shoes	4.4
Specialty Retail	4.3
Production Technology Equipment	4.0
Computer Technology	3.9
Back Office Support, Human Resources, & Consulting	3.1
Education Services	2.8
Semiconductors & Components	2.8

Oberweis Global Opportunities Fund

At June 30, 2021 (unaudited)

Asset Allocation (% of Net Assets)
Equities	98.2
Other Assets less Liabilities	1.8

Top Ten Holdings (% of Net Assets)
Synaptics, Inc.	4.3
Deckers Outdoor Corp.	3.7
M31 Technology Corp.	3.7
Organogenesis Hldgs., Inc.	3.7
Crocs, Inc.	3.5
ChannelAdvisor Corp.	3.2
II-VI, Inc.	3.0
Inmode Ltd.	3.0
Alphatec Hldgs. Inc.	2.9
Shutterstock, Inc.	2.8

Top Ten Industries (% of Net Assets)
Semiconductor & Semiconductor Equipment	18.6
Software	9.2
Textiles, Apparel & Luxury Goods	8.8
Biotechnology	8.3
Healthcare Equipment & Supplies	5.8
Professional Services	4.7
Electronic Equipment, Instruments & Components	4.2
Household Durables	4.0
Internet & Direct Marketing Retail	3.5
Healthcare Provider & Services	3.4

Oberweis China Opportunities Fund

At June 30, 2021 (unaudited)

Asset Allocation (% of Net Assets)
Equities	98.1
Other Assets less Liabilities	1.9

Top Ten Holdings (% of Net Assets)
Li Ning Co. Ltd.	3.7
Ecovacs Robotics Co. Ltd.	2.5
Wuxi Biologics, Inc.	2.3
Alibaba Group Hldg. Ltd.	2.2
All Winner Technology Co. Ltd.	2.0
Contemporary Amperex Technology Co. Ltd.	1.8
China Resources Mixc Lifestyle Services Ltd.	1.7
Sunny Optical Technology Group Co. Ltd.	1.7
Jiumaojiu International Hldgs. Ltd.	1.7
Ever Sunshine Lifestyle Services Group Ltd.	1.7

Top Ten Industries (% of Net Assets)
Electronic Equipment, Instruments & Components	11.6
Semiconductors & Semiconductor Equipment	7.2
Real Estate Management & Development	6.4
Life Sciences Tools & Services	6.4
Textiles, Apparel & Luxury Goods	5.3
Chemicals	4.8
Internet & Direct Marketing Retail	4.6
Household Durables	3.7
Electrical Equipment	3.3
Hotels, Restaurants & Leisure	2.9

Oberweis International Opportunities Fund

At June 30, 2021 (unaudited)

Asset Allocation (% of Net Assets)
Equities	99.7
Other Assets less Liabilities	0.3

Top Ten Holdings (% of Net Assets)
BayCurrent Consulting, Inc.	7.1
Food & Life Co. Ltd.	4.7
Nordic Semiconductor ASA	3.8
Intermediate Capital Group PLC	3.4
Constellium SE	3.3
Embracer Group AB	2.8
Metso Outotec Oyj	2.7
FlatexDEGIRO AG	2.7
Medley, Inc.	2.3
BASE, Inc.	2.3

Top Ten Industries (% of Net Assets)
Capital Markets	10.7
Professional Services	9.3
Semiconductors & Semiconductor Equipment	6.7
Hotels, Restaurants & Leisure	6.4
Metals & Mining	6.3
Machinery	6.2
Entertainment	6.0
Healthcare Technology	4.8
Leisure Products	4.1
Information Technology Services	4.0

Oberweis Emerging Markets Fund

At June 30, 2021 (unaudited)

Asset Allocation (% of Net Assets)
Equities	93.5
Other Assets less Liabilities	6.5

Top Ten Holdings (% of Net Assets)
TOTVS SA	3.4
Thunder Software Technology Co. Ltd.	3.3
TCS Group Hldg. PLC	2.8
Wonik Ips Co. Ltd.	2.6
M31 Technology Corp.	2.5
AfreecaTV Co. Ltd.	2.4
HeadHunter Group PLC ADS	2.2
Dada Nexus Ltd. ADS	2.2
Tokai Carbon Korea Co. Ltd.	2.1
Korea Investment Hldgs. Co. Ltd.	2.1

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.4
Software	12.0
Beverages	6.1
Internet & Direct Marketing Retail	5.5
Professional Services	5.0
Healthcare Equipment & Supplies	4.0
Banks	3.9
Oil, Gas & Consumable Fuels	2.9
Diversified Telecommunication Services	2.9
Diversified Consumer Services	2.8

OBERWEIS MICRO-CAP FUND

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Equities – 97.1%

Auto Parts – 1.8%
Strattec Security Corp.*	16,100	$715,806
Superior Industries International, Inc.*	152,498	1,314,533
		2,030,339

Back Office Support, Human Resources & Consulting – 8.1%
CRA International, Inc.	6,400	547,840
Cross Country Healthcare, Inc.*	85,900	1,418,209
Heidrick & Struggles International, Inc.	43,500	1,937,925
Information Services Group, Inc.	235,000	1,374,750
Kforce, Inc.	23,100	1,453,683
The Hackett Group, Inc.	72,000	1,297,440
TrueBlue, Inc.*	36,500	1,026,015
		9,055,862

Banks – Diversified – 1.1%
First Foundation, Inc.	26,300	592,013
Mercantile Bank Corp.	19,500	588,900
		1,180,913

Biotechnology – 0.9%
Avid Bioservices, Inc.*	39,700	1,018,305

Building Materials – 2.2%
Griffon Corp.	36,800	943,184
Masonite International Corp.*	13,800	1,542,702
		2,485,886

Casinos & Gambling – 1.4%
Full House Resorts, Inc.*	152,543	1,516,277

Commercial Vehicles & Parts – 2.2%
Commercial Vehicle Group, Inc.*	131,800	1,401,034
The Shyft Group, Inc.	27,400	1,025,034
		2,426,068

Communications Technology – 6.2%
ADTRAN, Inc.	39,800	821,870
Aviat Networks, Inc.*	79,807	2,615,275
DZS, Inc.*	65,500	1,359,125
Extreme Networks, Inc.*	106,200	1,185,192
Ooma, Inc.*	49,300	929,798
		6,911,260

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Computer Services Software & Systems – 5.9%
ChannelAdvisor Corp.*	139,400	$3,416,694
Model N, Inc.*	39,200	1,343,384
Perficient, Inc.*	22,500	1,809,450
		6,569,528

Computer Technology – 1.2%
Diebold Nixdorf, Inc.*	104,300	1,339,212

Consumer Electronics – 1.1%
VOXX International Corp.*	84,000	1,176,840

Containers & Packaging – 2.0%
Veritiv Corp.*	36,000	2,211,120

Construction – 1.3%
Sterling Construction Co. Inc.*	61,600	1,486,408

Diversified Manufacturing Operations – 3.5%
Golden Nugget Online Gaming, Inc.*	120,300	1,535,028
Inmode Ltd.*	24,800	2,348,064
		3,883,092

Drug & Grocery Store Chains – 0.3%
Natural Grocers by Vitamin Cottage, Inc.	31,200	335,088

Energy Equipment – 2.1%
Ameresco, Inc.*	36,808	2,308,598

Engineering & Contracting Services – 0.8%
MYR Group, Inc.*	10,100	918,292

Healthcare Services – 3.0%
HealthStream, Inc.*	32,600	910,844
RadNet, Inc.*	71,400	2,405,466
		3,316,310

Home Building – 0.9%
M/I Homes, Inc.*	16,900	991,523

Household Equipment & Products – 0.8%
Tupperware Brands Corp.*	37,500	890,625

Household Furnishings – 2.0%
Flexsteel Industries, Inc.	30,000	1,211,700
Hooker Furniture Corp.	28,500	987,240
		2,198,940

Insurance – Property Casualty – 0.8%
Employers Hldgs., Inc.	22,000	941,600

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Leisure – 1.0%
Johnson Outdoors, Inc.	9,300	$1,125,300

Luxury Items – 1.4%
Movado Group, Inc.	48,200	1,516,854

Machinery – Agriculture – 0.8%
Titan Machinery, Inc.*	29,000	897,260

Machinery – Industrial – 1.1%
EnPro Industries, Inc.	12,400	1,204,660

Medical & Dental Instruments & Supplies – 8.0%
Alphatec Hldgs. Inc.*	195,500	2,995,060
AngioDynamics, Inc.*	85,400	2,316,902
Antares Pharma, Inc.*	200,600	874,616
Organogenesis Hldgs., Inc.*	168,100	2,793,822
		8,980,400

Medical Equipment – 3.1%
Accuray, Inc.*	151,000	682,520
Neuronetics, Inc.*	78,500	1,257,570
Varex Imaging Corp.*	57,200	1,534,104
		3,474,194

Medical Services – 1.1%
Inotiv, Inc.*	47,700	1,272,636

Oil Well Equipment & Services – 2.3%
Helix Energy Solutions Group, Inc.*	83,300	475,643
Patterson-UTI Energy, Inc.	114,000	1,133,160
RPC, Inc.*	189,400	937,530
		2,546,333

Production Technology Equipment – 6.3%
Axcelis Technologies, Inc.*	63,700	2,574,754
Cohu, Inc.*	31,676	1,165,360
CyberOptics Corp.*	24,200	991,232
Ultra Clean Hldgs., Inc.*	43,500	2,336,820
		7,068,166

Radio & TV Broadcasters – 2.0%
Entravision Communications Corp.	331,400	2,213,752

Recreational Vehicles & Boats – 1.5%
Malibu Boats, Inc.*	22,100	1,620,593

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Restaurants – 3.1%
El Pollo Loco Hldgs., Inc.*	63,000	$1,152,270
Red Robin Gourmet Burgers, Inc.*	68,900	2,281,279
		3,433,549

Scientific Instruments – Control & Filter – 1.1%
LiqTech International, Inc.*	168,729	1,235,096

Scientific Instruments – Electrical – 1.3%
Allied Motion Technologies, Inc.	27,900	963,387
Preformed Line Products Co.	7,000	519,400
		1,482,787

Scientific Instruments – Gauges & Meters – 1.8%
Luna Innovations, Inc.*	85,000	920,550
Vishay Precision Group, Inc.*	32,800	1,116,512
		2,037,062

Semiconductors & Components – 1.2%
Alpha and Omega Semiconductor Ltd.*	45,000	1,367,550

Software – 1.0%
Absolute Software Corp.	80,500	1,165,640

Specialty Retail – 4.2%
Boot Barn Hldgs., Inc.*	28,400	2,387,020
Zumiez, Inc.*	47,800	2,341,722
		4,728,742

Technology – Miscellaneous – 2.3%
Camtek Ltd.*	40,980	1,545,356
CTS Corp.	26,000	966,160
		2,511,516

Telecommunications Equipment – 2.9%
Clearfield, Inc.*	44,900	1,681,505
Vocera Communications, Inc.*	40,426	1,610,977
		3,292,482

Total Equities
(Cost: $76,597,352)		$108,366,658

Total Investments – 97.1%
(Cost: $76,597,352)		$108,366,658
Other Assets Less Liabilities – 2.9%		3,225,519
Net Assets – 100%		$111,592,177

* Non-income producing security during the period ended June 30, 2021

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Equities – 99.4%

Aluminum – 1.5%
Arconic Corp.*	8,700	$309,894

Asset Management & Custodian – 0.9%
Focus Financial Partners, Inc.*	4,100	198,850

Auto Part – 1.3%
Adient PLC*	6,000	271,200

Back Office Support, Human Resources & Consulting – 3.1%
ICF International, Inc.	2,200	193,292
Korn Ferry*	2,600	188,630
TTEC Hldgs., Inc.	2,700	278,343
		660,265

Banks – Diversified – 0.8%
First Foundation, Inc.	7,200	162,072

Banks – Savings, Thrifts & Mortgage Lending – 0.8%
Premier Financial Corp.*	5,800	164,778

Biotechnology – 1.8%
Castle Biosciences, Inc.*	1,400	102,662
Halozyme Therapeutics, Inc.*	6,200	281,542
		384,204

Building Materials – 4.7%
Builders FirstSource, Inc.*	7,000	298,620
Masonite International Corp.*	2,000	223,580
Patrick Industries, Inc.	2,900	211,700
Summit Materials, Inc.*	7,700	268,345
		1,002,245

Building Roofing, Wallboard & Plumbing – 1.3%
Beacon Roofing Supply, Inc.*	5,000	266,250

Casinos & Gambling – 0.9%
Monarch Casino and Resort, Inc.*	2,900	191,893

Chemicals – Diversified – 1.3%
Cabot Corp.	4,800	273,264

Communications Technology – 2.8%
Avaya Hldgs. Corp.*	10,000	269,000
Aviat Networks, Inc.*	9,800	321,146
		590,146

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Computer Services Software & Systems – 13.1%
Avid Technology, Inc.*	5,700	$223,155
ChannelAdvisor Corp.*	16,800	411,768
CommVault Systems, Inc.*	3,900	304,863
Cornerstone OnDemand, Inc.*	5,900	304,322
Model N, Inc.*	3,900	133,653
Rapid7, Inc.*	2,500	236,575
Shutterstock, Inc.	8,308	815,596
Teradata Corp.*	6,600	329,802
		2,759,734

Computer Technology – 3.9%
Synaptics, Inc.*	5,300	824,574

Consumer Electronics – 0.7%
Sonos, Inc.*	4,200	147,966

Containers & Packaging – 1.6%
Veritiv Corp.*	5,500	337,810

Diversified Manufacturing Operations – 2.4%
Inmode Ltd.*	5,300	501,804

Diversified Metals & Minerals – 1.2%
Materion Corp.	3,300	248,655

Diversified Retail – 2.1%
BJ’s Wholesale Club Hldgs., Inc.*	4,600	218,868
PROG Hldgs., Inc.*	4,500	216,585
		435,453

Education Services – 2.8%
2U, Inc.*	8,200	341,694
Stride, Inc.*	7,900	253,827
		595,521

Electronic Components – 0.8%
II-VI, Inc.*	2,400	174,216

Energy Equipment – 1.2%
Ameresco, Inc.*	4,100	257,152

Foods – 1.3%
Medifast, Inc.	1,000	282,980

Forest Products – 0.9%
UFP Industries, Inc.	2,600	193,284

Healthcare Facilities – 1.6%
Select Medical Hldgs. Corp.	8,200	346,532

See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Healthcare Management Services – 1.1%
Option Care Health, Inc.*	10,800	$236,196

Healthcare Services – 1.6%
Acadia Healthcare Co., Inc.*	5,300	332,575

Home Building – 0.9%
M/I Homes, Inc.*	3,400	199,478

Household Equipment & Products – 1.0%
Central Garden & Pet Co.*	3,800	201,134

Household Furnishings – 1.8%
Tempur Sealy International, Inc.	9,600	376,224

Insurance – Property Casualty – 1.2%
Stewart Information Services Corp.	4,400	249,436

Manufactured Housing – 1.4%
Skyline Champion Corp.*	5,600	298,480

Medical & Dental Instruments & Supplies – 7.0%
Alphatec Hldgs., Inc.*	25,100	384,532
AngioDynamics, Inc.*	12,900	349,977
Merit Medical Systems, Inc.*	3,500	226,310
Organogenesis Hldgs., Inc.*	31,300	520,206
		1,481,025

Medical Equipment – 1.6%
CareDX, Inc.*	3,700	338,624

Oil Crude Producer – 1.8%
Magnolia Oil & Gas Corp.*	12,000	187,560
PDC Energy, Inc.	4,400	201,476
		389,036

Oil Well Equipment & Services – 2.1%
Helmerich & Payne, Inc.	7,300	238,199
NOV, Inc.*	12,800	196,096
		434,295

Pharmaceuticals – 2.1%
Amphastar Pharmaceuticals, Inc.*	10,600	213,696
Heska Corp.*	1,000	229,730
		443,426

Power Transmission Equipment – 1.3%
Belden, Inc.	5,400	273,078
See accompanying notes to the financial statements.

Oberweis Small-Cap Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Production Technology Equipment – 4.0%
Axcelis Technologies, Inc.*	10,800	$436,536
Ultra Clean Hldgs., Inc.*	7,500	402,900
		839,436

Real Estate Services – 1.0%
Realogy Hldgs. Corp.*	11,600	211,352

Restaurants – 1.6%
Red Robin Gourmet Burgers, Inc.*	10,300	341,033

Scientific Instruments – Pollution Control – 1.6%
Clean Harbors, Inc.*	3,600	335,304

Semiconductors & Components – 2.8%
MACOM Technology Solutions Hldgs. Inc.*	3,900	249,912
MaxLinear. Inc.*	8,100	344,169
		594,081

Specialty Retail – 4.3%
1-800-FLOWERS.COM, Inc.*	6,200	197,594
Boot Barn Hldgs., Inc.*	3,600	302,580
Guess’, Inc.	15,300	403,920
		904,094

Textiles, Apparel & Shoes – 4.4%
Crocs, Inc.*	5,300	617,556
Deckers Outdoor Corp.*	790	303,416
		920,972

Total Equities
(Cost: $15,828,676)		$20,980,021

Total Investments – 99.4%
(Cost: $15,828,676)		$20,980,021
Other Assets Less Liabilities – 0.6%		124,882
Net Assets – 100%		$21,104,903

* Non-income producing security during the period ended June 30, 2021

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Equities – 98.2%

Canada – 1.0%
BRP, Inc.	9,600	$751,210

China – 9.5%
Bilibili, Inc. ADS*	11,200	1,364,608
Centre Testing International Group Co. Ltd.	150,000	740,076
Li Ning Co. Ltd.	100,000	1,220,973
Pharmaron Beijing Co. Ltd.	63,200	1,684,943
Weimob, Inc.*	743,000	1,638,288
Zhou Hei Ya International Hldgs. Co. Ltd.	592,000	709,854
		7,358,742

Denmark – 1.2%
ALK-Abello AS*	1,900	906,479

Finland – 3.3%
Metso Outotec Oyj	127,000	1,475,091
QT Group Oyj*	9,400	1,100,047
		2,575,138

Israel – 3.0%
Inmode Ltd.*	24,200	2,291,256

Japan – 5.1%
Capcom Co. Ltd.	20,000	585,085
IR Japan Hldgs. Ltd.	12,100	1,523,732
JMDC, Inc.*	27,300	1,361,375
MedPeer, Inc.*	12,000	475,809
		3,946,001

Netherlands – 3.2%
ASM International NV	4,000	1,313,730
BE Semiconductor Industries NV	13,400	1,136,633
		2,450,363

Norway – 2.2%
Nordic Semiconductor ASA*	66,900	1,695,382

South Korea – 1.9%
LEENO Industrial, Inc.	5,000	779,203
Wonik Ips Co. Ltd.*	15,000	660,658
		1,439,861

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Sweden – 6.0%
AddLife AB	17,000	$522,429
Boozt AB*	25,200	553,581
Catena Media PLC*	150,000	1,197,462
Evolution Gaming Group AB	8,900	1,406,429
MIPS AB	11,400	980,405
		4,660,306

Taiwan – 3.7%
M31 Technology Corp.*	201,000	2,863,957

United Kingdom – 8.4%
Endava PLC ADS*	9,600	1,088,448
Focusrite PLC	39,600	716,240
Gamesys Group PLC	41,000	1,045,843
GB Group PLC	45,800	523,003
Intermediate Capital Group PLC	53,900	1,583,671
Oxford Instruments PLC	27,700	885,143
Taylor Wimpey PLC*	300,000	659,635
		6,501,983

United States of America – 49.7%
Acadia Healthcare Co., Inc.*	15,500	972,625
Alphatec Hldgs, Inc.*	144,500	2,213,740
Avaya Hldgs. Corp.*	26,000	699,400
Axcelis Technologies, Inc.*	25,000	1,010,500
Builders FirstSource, Inc.*	17,700	755,082
CareDX, Inc.*	22,600	2,068,352
Castle Biosciences, Inc.*	23,000	1,686,590
ChannelAdvisor Corp.*	100,600	2,465,706
Crocs, Inc.*	23,000	2,679,960
Deckers Outdoor Corp.*	7,500	2,880,525
Guess’, Inc.	76,400	2,016,960
Halozyme Therapeutics, Inc.*	33,500	1,521,235
II-VI, Inc.*	32,300	2,344,657
Malibu Boats, Inc.*	10,000	733,300
Model N, Inc.*	21,200	726,524
Organogenesis Hldgs., Inc.*	170,208	2,828,857
Shutterstock, Inc.	22,100	2,169,557
Synaptics, Inc.*	21,600	3,360,528
Tempur Sealy International, Inc.	25,500	999,345

See accompanying notes to the financial statements.

Oberweis Global Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Trex Co., Inc.*	7,600	$776,796
Tupperware Brands Corp.*	30,100	714,875
Ultra Clean Hldgs., Inc.*	30,400	1,633,088
Upwork, Inc.*	23,600	1,375,645
		38,633,847

Total Equities
(Cost: $52,295,031)		$76,074,525

Total Investments – 98.2%
(Cost: $52,295,031)		$76,074,525
Other Assets Less Liabilities – 1.8%		1,426,946
Net Assets – 100%		$77,501,471

* Non-income producing security during the period ended June 30, 2021

ADS–American depositary share

Sector Allocations (As A Percentage of Net Assets)
Communication Services	4.1%
Consumer Discretionary	25.2%
Consumer Staples	0.9%
Financials	2.0%
Health Care	23.9%
Industrials	8.6%
Information Technology	33.5%

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Equities – 98.1%

Auto Components – 1.3%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd.	45,098	$1,575,411

Automobiles – 1.6%
Li Auto, Inc. ADS*	55,000	1,921,700

Beverages – 2.8%
China Resources Beer Hldgs. Co. Ltd.	160,000	1,437,348
Kweichow Moutai Co. Ltd.	2,475	787,794
Wuliangye Yibin Co. Ltd.*	25,085	1,156,476
		3,381,618

Biotechnology – 0.9%
Shanghai Haohai Biological Technology Co. Ltd.*	90,000	1,104,671

Capital Markets – 2.0%
China International Capital Corp. Ltd.	450,000	1,211,313
Futu Hldgs. Ltd. ADS*	6,500	1,164,085
		2,375,398

Chemicals – 4.8%
Guangzhou Tinci Materials Technology Co. Ltd.	113,500	1,872,140
Jiangsu Eastern Shenghong Co. Ltd.	600,000	1,940,726
Shenzhen Senior Technology Material Co. Ltd.*	100,044	640,536
Skshu Paint Co. Ltd.	52,103	1,419,195
		5,872,597

Commercial Service & Supply – 1.7%
Ever Sunshine Lifestyle Services Group Ltd.	810,000	2,011,360

Construction & Engineer – 1.1%
Xinte Energy Co. Ltd.	600,000	1,290,522

Construction Materials – 1.1%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	160,000	1,369,837

Consumer Finance – 1.0%
360 DigiTech, Inc. ADS*	30,000	1,255,200

Containers & Packaging – 1.2%
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd.*	450,030	1,402,013

Diversified Consumer Services – 0.9%
China Education Group Hldgs. Ltd.	500,000	1,115,361

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Electrical Equipment – 3.3%
Contemporary Amperex Technology Co. Ltd.*	26,002	$2,152,112
Sungrow Power Supply Co. Ltd.*	90,097	1,604,358
Zhejiang HangKe Technology, Inc. Co.*	20,000	263,097
		4,019,567

Electronic Equipment, Instruments & Components – 11.6%
All Winner Technology Co. Ltd.	180,000	2,441,972
Delta Electronics, Inc.*	150,000	1,631,225
GoerTek, Inc.	260,062	1,720,197
Luxshare Precision Industry Co. Ltd.*	149,995	1,067,828
Maxscend Microelectronics Co. Ltd.	20,200	1,680,337
Shenzhen H&T Intelligent Control Co. Ltd.	230,009	853,256
Shenzhen Sunlord Electronics Co. Ltd.*	210,000	1,260,033
Sunny Optical Technology Group Co. Ltd.	65,000	2,054,403
Suzhou Dongshan Precision Manufacturing Co. Ltd.*	400,000	1,290,103
		13,999,354

Entertainment – 1.3%
Bilibili, Inc.*	12,500	1,539,096

Food Products – 1.1%
Zhou Hei Ya International Hldgs. Co. Ltd.	1,100,000	1,318,986

Healthcare Equipment & Supplies – 2.2%
China Medical System Hldgs. Ltd.	650,000	1,712,002
Jafron Biomedical Co. Ltd.*	70,000	935,572
		2,647,574

Healthcare Providers & Services – 1.5%
Hygeia Healthcare Hldgs. Co. Ltd.	135,000	1,773,502

Hotels, Restaurants & Leisure – 2.9%
Galaxy Entertainment Group Ltd.*	180,000	1,440,825
Jiumaojiu International Hldgs. Ltd.	500,000	2,044,614
		3,485,439

Household Durables – 3.7%
Ecovacs Robotics Co. Ltd.	84,979	2,999,615
Huizhou Desay SV Automotive Co. Ltd.	70,000	1,192,540
Midea Group Co. Ltd.	29,942	330,722
		4,522,877

Independent Power & Renewable Electricity Producers – 1.5%
China Longyuan Power Group Corp. Ltd.	1,050,000	1,809,435

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Insurance – 1.0%
AIA Group Ltd.	100,000	$1,242,868

Interactive Media & Services – 1.9%
Baidu, Inc.*	15,000	385,225
Tencent Hldgs. Ltd.	26,000	1,955,617
		2,340,842

Internet & Direct Marketing Retail – 4.6%
Alibaba Group Hldg. Ltd.*	92,000	2,606,803
Meituan*	45,000	1,856,961
Trip.com Group Ltd.*	30,000	1,066,419
		5,530,183

Information Technology Services – 2.3%
Chinasoft International Ltd.*	950,000	1,732,545
GDS Hldgs. Ltd.*	106,968	1,059,444
		2,791,989

Life Sciences Tools & Services – 6.4%
Joinn Laboratories Co. Ltd.	72,000	1,159,152
Pharmaron Beijing Co. Ltd.	75,000	1,999,536
WuXi AppTec Co. Ltd.	73,200	1,709,254
Wuxi Biologics, Inc.*	155,000	2,840,758
		7,708,700

Machinery – 2.6%
Airtac International Group	25,000	964,558
Han’s Laser Technology Industry Group Co. Ltd.	70,000	437,561
Riyue Heavy Industry Co. Ltd.*	300,000	1,257,293
Techtronic Industries Co. Ltd.	30,000	523,936
		3,183,348

Media – 0.2%
Focus Media Information Technology Co. Ltd.*	170,030	247,618

Medical Devices – 0.0%
Zylox-Tonbridge Medical Technology Co. Ltd.*	3,500	19,248

Metals & Mining – 1.4%
Ganfeng Lithium Co. Ltd.	110,000	1,643,419

Oil, Gas & Consumable Fuels – 1.9%
China Petroleum and Chemical Corp.	2,500,000	1,265,407
Yanzhou Coal Mining Co. Ltd.	750,000	1,008,462
		2,273,869

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Pharmaceuticals – 1.2%
Shenyang Xingqi Pharmaceutical Co. Ltd.	65,000	$1,418,703

Professional Services – 0.8%
Centre Testing International Group Co. Ltd.	200,050	987,014

Real Estate Management & Development – 6.4%
China Resources Mixc Lifestyle Services Ltd.	301,538	2,064,158
CIFI Hldgs. Group Co. Ltd.	1,242,911	970,086
Jinke Smart Services Group Co. Ltd.	140,000	1,313,576
Longfor Group Hldgs. Ltd.	180,000	1,008,462
Sunac Services Hldgs. Ltd.*	400,000	1,486,290
Wharf Real Estate Investment Co. Ltd.	150,000	872,262
		7,714,834

Road & Rail – 0.0%
Didi Global, Inc. ADS*	1,000	14,140

Semiconductors & Semiconductor Equipment – 7.2%
Hangzhou First Applied Material Co. Ltd.	92,080	1,498,161
Hangzhou Silan Microelectronics Co. Ltd.	230,000	2,005,804
NAURA Technology Group Co. Ltd.*	35,000	1,502,484
Panjit International, Inc.*	300,000	928,129
StarPower Semiconductor Ltd.*	25,000	1,238,103
Taiwan Semiconductor Manufacturing Co. Ltd.	75,000	1,601,615
		8,774,296
Software – 2.5%
Thunder Software Technology Co. Ltd.*	60,000	1,458,423
Weimob, Inc.*	700,000	1,543,475
		3,001,898

Specialty Retail – 1.7%
China Tourism Group Duty Free Corp. Ltd.	15,000	696,665
Zhongsheng Group Hldgs. Ltd.	170,000	1,414,422
		2,111,087

Technology Hardware, Storage & Peripherals – 0.3%
Lite-On Technology Corp.	150,000	310,094

Textiles, Apparel & Luxury Goods – 5.3%
Li Ning Co. Ltd.	370,000	4,517,600
Shenzhou International Group Hldgs. Ltd.	75,000	1,894,247
		6,411,847

See accompanying notes to the financial statements.

Oberweis China Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Utilities – Gas – 0.9%
Kunlun Energy Co. Ltd.	1,350,000	$1,244,929

Total Equities
(Cost: $82,763,192)		$118,762,444

Total Investments – 98.1%
(Cost: $82,763,192)		$118,762,444
Other Assets Less Liabilities – 1.9%		2,332,677
Net Assets – 100%		$121,095,121

* Non-income producing security during the period ended June 30, 2021

ADS—American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)
China (Includes the People’s Republic of China, Taiwan and Hong Kong)	98.1%

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Equities – 99.7%

Australia – 3.3%
Evolution Mining Ltd.	1,761,900	$5,946,115
IDP Education Ltd.	310,400	5,712,626
		11,658,741

Canada – 8.8%
ATS Automation Tooling Systems, Inc.*	124,200	3,564,889
AutoCanada, Inc.*	91,200	3,674,192
BRP, Inc.	73,200	5,727,977
Parex Resources, Inc.*	313,724	5,238,857
Sleep Country Canada Hldgs., Inc.	127,200	3,044,550
Toromont Industries Ltd.	40,900	3,563,408
Trisura Group Ltd.*	46,400	6,205,757
		31,019,630

China – 1.2%
Venus MedTech Hangzhou, Inc.*	494,800	4,126,360

Denmark – 0.9%
ALK-Abello A/S*	6,900	3,291,949

Finland – 5.7%
Metsa Board Oyj	191,300	1,967,664
Metso Outotec Oyj	832,636	9,670,977
Outokumpu Oyj	742,000	4,444,610
QT Group Oyj*	33,200	3,885,274
		19,968,525

France – 0.9%
SPIE SA	138,800	3,192,696

Germany – 7.7%
AIXTRON SE	197,500	5,350,812
Aurelius Equity Opportunities SE	114,823	3,528,826
FlatexDEGIRO AG*	70,600	9,500,949
Shop Apotheke Europe NV*	22,389	4,204,906
Westwing Group AG*	80,800	4,420,337
		27,005,830

Japan – 29.4%
BASE, Inc.*	524,900	7,980,162
BayCurrent Consulting, Inc.	69,100	24,817,409
Capcom Co. Ltd.	156,200	4,569,513
Food & Life Co. Ltd.	386,500	16,681,826
IR Japan Hldgs. Ltd.	63,200	7,958,666

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
J-Stream, Inc.	45,300	$1,502,592
JMDC, Inc.*	82,900	4,133,993
Koei Tecmo Hldgs. Co. Ltd.	111,340	5,431,953
M&A Capital Partners Co. Ltd.*	163,200	7,962,051
Medley, Inc.*	186,400	8,053,648
MedPeer, Inc.*	115,800	4,591,557
Open House Co. Ltd.	96,500	4,534,227
PLAID, Inc.*	88,100	2,195,065
Tsubaki Nakashima Co. Ltd.	195,800	3,010,274
		103,422,936

Netherlands – 6.4%
Alfen NV*	23,900	2,231,592
BE Semiconductor Industries NV	58,500	4,962,165
Constellium SE*	614,300	11,640,985
PostNL NV*	667,400	3,617,919
		22,452,661

Norway – 3.8%
Nordic Semiconductor ASA*	521,300	13,210,803

Sweden – 8.8%
Avanza Bank Hldg. AB	146,100	4,556,396
BHG Group AB*	169,500	3,277,860
Cellink AB*	66,000	3,271,427
Embracer Group AB*	359,800	9,732,733
Kambi Group PLC*	115,600	5,748,865
MIPS AB	49,200	4,231,220
		30,818,501

Switzerland – 1.7%
Zur Rose Group AG*	15,534	5,951,370

United Kingdom – 21.1%
CVS Group PLC*	126,200	4,215,977
Endava PLC ADS*	54,800	6,213,224
Future PLC*	176,500	7,646,950
Games Workshop Group PLC	27,600	4,352,469
Genus PLC	82,400	5,653,673
Grafton Group PLC*	247,200	3,922,235
IMI PLC*	229,100	5,450,989
Intermediate Capital Group PLC	406,300	11,937,767
Marks & Spencer Group PLC*	2,250,000	4,558,203
Morgan Sindall Group PLC	76,300	2,274,540

See accompanying notes to the financial statements.

Oberweis International Opportunities Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Pets at Home Group PLC	803,763	$5,070,078
Redrow PLC*	466,300	3,946,360
Taylor Wimpey PLC	2,318,300	5,097,437
Trustpilot Group PLC*	854,700	4,036,444
		74,376,346

Total Equities
(Cost: $244,847,376)		$350,496,348

Total Investments – 99.7%
(Cost: $244,847,376)		$350,496,348
Other Assets Less Liabilities – 0.3%		1,178,699
Net Assets – 100%		$351,675,047

* Non-income producing security during the period ended June 30, 2021

ADS—American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	9.4%
Consumer Discretionary	24.0%
Consumer Staples	1.7%
Energy	1.5%
Financials	12.4%
Healthcare	10.6%
Industrials	20.8%
Information Technology	12.5%
Materials	6.8%
See accompanying notes to the financial statements.

Oberweis Emerging Markets Fund

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Equities – 93.5%

Argentina – 1.0%
Despegar.com Corp.*	9,800	$129,458

Australia – 1.8%
IDP Education Ltd.	13,000	239,253

Brazil – 8.3%
Afya Ltd.*	5,200	134,056
B2W – Companhia Digital*	12,356	164,604
Blau Farmaceutica SA*	19,700	197,166
Bradespar SA	10,400	155,421
TOTVS SA	58,500	442,825
		1,094,072

Canada – 1.1%
Parex Resources, Inc.*	8,400	140,271

Chile – 1.7%
Falabella SA	51,000	227,010

China – 16.4%
Ak Medical Hldgs. Ltd.	74,000	130,572
China Isotope & Radiation Corp.	41,200	168,742
Chongqing Brewery Co. Ltd.*	5,500	168,494
Dada Nexus Ltd. ADS*	9,900	287,199
Shanghai Weaver Network Co. Ltd.	7,555	77,812
Thunder Software Technology Co. Ltd.	18,000	437,527
Venus MedTech Hangzhou, Inc.*	26,500	220,995
Weimob, Inc.*	58,000	127,888
Winning Health Technology Group Co. Ltd.	53,360	134,360
Wolong Electric Group Co. Ltd.*	45,500	93,655
Yantai Jereh Oilfield Services Group Co. Ltd.	29,900	206,845
Yijiahe Technology Co. Ltd.*	7,120	100,450
		2,154,539

Czech Republic – 2.8%
TCS Group Hldg. PLC	4,200	367,500

France – 1.9%
Gaztransport & Technigaz SA	3,050	246,271

Greece – 1.2%
Greek Organization of Football Prognostics SA*	10,400	156,728

See accompanying notes to the financial statements.

Oberweis Emerging Markets Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
India – 10.0%
Affle India Ltd.*	4,400	$254,739
Amber Enterprises India Ltd.*	3,900	153,534
L&T Technology Services Ltd.*	4,600	179,662
Navin Fluorine International Ltd.*	3,900	196,718
Route Mobile Ltd.*	11,600	268,924
Varun Beverages Ltd.*	25,912	254,344
		1,307,921
Indonesia – 3.4%
PT Bank Jago Tbk*	150,700	141,606
PT Industri Jamu dan Farmasi Sido Muncul Tbk	1,576,200	77,179
PT Mitra Adiperkasa Tbk*	2,363,900	101,892
PT Sarana Menara Nusantara Tbk	1,427,800	122,102
		442,779

Malaysia – 1.0%
My E.G. Services Bhd*	300,000	128,628

Mexico – 1.1%
Prologis Property Mexico SA de CV	65,044	144,843

Philippines – 1.0%
Wilcon Depot, Inc.	316,000	130,439

Poland – 0.9%
Dino Polska SA*	1,600	117,451

Russia – 2.2%
HeadHunter Group PLC ADS	6,800	288,116

South Africa – 4.4%
Clicks Group Ltd.	4,980	85,682
Distell Group Hldgs. Ltd.*	23,000	268,978
Karooooo Ltd.*	6,000	220,320
		574,980

South Korea – 12.8%
AfreecaTV Co. Ltd.	3,000	317,009
Korea Investment Hldgs. Co. Ltd.	3,050	278,959
LEENO Industrial, Inc.	1,705	265,708
Nice Information Service Co. Ltd.	8,692	193,730
Tokai Carbon Korea Co. Ltd.	1,574	281,773
Wonik Ips Co. Ltd.	7,880	347,066
		1,684,245

Sweden – 1.6%
Medicover AB	7,900	216,467

See accompanying notes to the financial statements.

Oberweis Emerging Markets Fund (continued)

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Switzerland – 1.5%
Wizz Air Hldgs. PLC*	3,109	$200,801

Taiwan – 14.7%
Airtac International Group	7,000	270,076
ASPEED Technology, Inc.	3,000	216,420
Chailease Hldg. Co. Ltd.*	15,873	115,362
Chief Telecom, Inc.*	11,000	118,636
Innodisk Corp.*	18,340	125,393
LandMark Optoelectronics Corp.*	20,000	190,220
M31 Technology Corp.*	23,000	327,716
momo.com, Inc.*	4,000	270,615
Sinbon Electronics Co. Ltd.*	18,000	177,012
Taiwan FamilyMart Co. Ltd.*	12,000	112,840
		1,924,290

Thailand – 1.0%
Mega Lifesciences PCL	106,000	126,506

United Kingdom – 0.8%
Stock Spirits Group PLC	29,400	106,352

Vietnam – 0.9%
Viettel Construction	44,016	135,399

Total Equities
(Cost: $8,093,165)		$12,284,319

Total Investments – 93.5%
(Cost: $8,093,165)		$12,284,319
Other Assets Less Liabilities – 6.5%		847,973
Net Assets – 100%		$13,132,292

* Non-income producing security during the period ended June 30, 2021

ADS—American depositary share

SECTOR ALLOCATIONS (As a Percentage of Net Assets)
Communication Services	7.2%
Consumer Discretionary	15.2%
Consumer Staples	9.1%
Energy	4.5%
Financials	6.9%
Healthcare	9.1%
Industrials	10.1%
Information Technology	27.7%
Materials	2.7%
Real Estate	1.0%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2021 (unaudited)

	Micro-Cap Fund	Small-Cap Opportunities Fund	Global Opportunities Fund
ASSETS
Investment securities at value[a]	$108,366,658	$20,980,021	$76,074,525
Cash	3,237,157	142,207	764,205
Receivable from securities sold	189,855	—	670,394
Dividends and interest receivable	14,140	1,998	62,728
Prepaid expenses	22,240	15,851	21,021
Total Assets	111,830,050	21,140,077	77,592,873

LIABILITIES
Payable for securities purchased	102,478	—	—
Payable to advisor (see note 3)	89,865	12,218	52,020
Payable to distributor	13,574	1,970	11,299
Accrued expenses	31,956	20,986	28,083
Total Liabilities	237,873	35,174	91,402
NET ASSETS	$111,592,177	$21,104,903	$77,501,471

NET ASSETS
Investor Class	$67,795,735	$9,662,893	$55,972,022
Institutional Class	43,796,442	11,442,010	21,529,449
Total	$111,592,177	$21,104,903	$77,501,471

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	1,674,392	420,661	1,275,103
Institutional Class	1,070,374	491,631	485,053
Total	2,744,766	912,292	1,760,156

NET ASSET VALUE
Investor Class, offering price and redemption price	$40.49	$22.97	$43.90
Institutional Class, offering price and redemption price	$40.92	$23.27	$44.39

ANALYSIS OF NET ASSETS
Capital	$53,016,228	$11,147,508	$40,459,876
Accumulated earnings	58,575,949	9,957,395	37,041,595
Net assets	$111,592,177	$21,104,903	$77,501,471
[a] Investment securities at cost	$76,597,352	$15,828,676	$52,295,031

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities June 30, 2021 (unaudited) (continued)

	China Opportunities Fund	International Opportunities Fund	Emerging Markets Fund
ASSETS
Investment securities at value[a]	$118,762,444	$350,496,348	$12,284,319
Cash	9,035	659,724	904,827
Foreign Currency[b]	—	—	641
Receivable from securities sold	2,678,925	—	—
Dividends and interest receivable	757,313	1,012,891	17,121
Prepaid expenses	20,545	29,910	21,076
Receivable from advisor (see note 3)	—	—	2,923
Total Assets	122,228,262	352,198,873	13,230,907

LIABILITIES
Payable for securities purchased	931,207	—	—
Payable to advisor (see note 3)	119,882	313,773	—
Payable to distributor	19,918	72,564	232
Accrued expenses	62,134	137,489	98,383
Total Liabilities	1,133,141	523,826	98,615
NET ASSETS	$121,095,121	$351,675,047	$13,132,292

NET ASSETS
Investor Class	$100,481,011	$351,675,047	$1,203,971
Institutional Class	20,614,110	—	11,928,321
Total	$121,095,121	$351,675,047	$13,132,292

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	5,503,921	10,511,054	75,116
Institutional Class	1,118,808	—	738,358
Total	6,622,729	10,511,054	813,474

NET ASSET VALUE
Investor Class, offering price and redemption price	$18.26	$33.46	$16.03
Institutional Class, offering price and redemption price	$18.43	$—	$16.16

ANALYSIS OF NET ASSETS
Capital	$59,511,963	$214,250,634	$7,937,301
Accumulated earnings	61,583,158	137,424,413	5,194,991
Net assets	$121,095,121	$351,675,047	$13,132,292
[a] Investment securities at cost	$82,763,192	$244,847,376	$8,093,165
[b] Foreign currency at cost	$—	$—	$640

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2021 (unaudited)

	Micro-Cap Fund	Small-Cap Opportunities Fund
INVESTMENT INCOME
Dividends[a]	$166,287	$29,518
Total investment income	166,287	29,518

EXPENSES:
Investment advisory fees (see note 3)	293,264	38,768
Management fees (see note 3)	195,509	38,768
Distribution fees and shareholder services (see note 3)	72,845	11,273
Transfer agent fees and expenses	40,439	15,153
Custodian fees and expenses	1,135	1,957
Accounting services fees	21,293	10,208
Federal and state registration fees	18,507	16,437
Audit fees	8,178	8,178
Other	22,280	6,813
Total expenses before reimbursed expenses	673,450	147,555
Earnings credit (see note 6)	(238)	(9)
Expense reimbursement (see note 3)	—	(10,275)
Total expenses	673,212	137,271

NET INVESTMENT LOSS	(506,925)	(107,753)

NET REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains on investment transactions	27,361,362	4,317,879
Change in net unrealized appreciation/ depreciation on investments	3,330,071	39,489
Net realized /unrealized gains on investments	30,691,433	4,357,368
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,184,508	$4,249,615

a Dividends are net of withholding tax of $1,425 for the Micro-Cap Fund.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Period Ended June 30, 2021 (unaudited) (continued)

	Global Opportunities Fund	China Opportunities Fund	International Opportunities Fund	Emerging Markets Fund
INVESTMENT INCOME
Dividends[a]	$185,449	$1,151,080	$1,550,694	$49,521
Total investment income	185,449	1,151,080	1,550,694	49,521
EXPENSES
Investment advisory fees (see note 3)	155,356	757,146	2,103,727	73,819
Management fees (see note 3)	142,958	—	—	—
Distribution fees and shareholder services (see note 3)	65,251	125,013	420,745	1,199
Transfer agent fees and expenses	28,042	73,943	225,377	13,577
Custodian fees and expenses	10,884	40,693	59,247	21,383
Accounting services fees	19,359	29,233	57,280	12,521
Federal and state registration fees	16,997	17,546	13,203	15,760
Audit fees	10,498	10,498	10,498	10,498
Other	17,237	31,184	78,458	4,426
Total expenses before reimbursed expenses	466,582	1,085,256	2,968,535	153,183
Earnings credit (see note 6)	(315)	(122)	(704)	(65)
Expense reimbursement (see note 3)	—	—	(275,061)	(63,333)
Total Expenses	466,267	1,085,134	2,692,770	89,785
NET INVESTMENT INCOME (LOSS)	(280,818)	65,946	(1,142,076)	(40,264)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	13,139,053	19,833,451	49,375,596	826,635
Net realized gains (losses) on foreign currency transactions	(1,725)	(4,104)	2,554	(113)
Net realized gains on investments and foreign currency transactions	13,137,328	19,829,347	49,378,150	826,522
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(56,183)	(13,522,761)	(28,057,998)	974,620
Net realized/unrealized gains on investments and foreign currencies	13,081,145	6,306,586	21,320,152	1,801,142
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,800,327	$6,372,532	$20,178,076	$1,760,878

a               Dividends are net of foreign withholding tax of $10,340, $62,945, $93,323, and $6,816 for the Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(506,925)	$(689,507)
Net realized gains on investment transactions	27,361,362	196,695
Change in net unrealized appreciation/depreciation on investments	3,330,071	16,794,544
Net increase in net assets resulting from operations	30,184,508	16,301,732

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	11,492,637	3,637,401
Redemption of shares (see note 5)	(6,907,382)	(14,654,234)
Net increase (decrease) from investor class share transactions	4,585,255	(11,016,833)
Institutional Class
Proceeds from sale of shares	1,421,143	919,305
Redemption of shares (see note 5)	(1,157,682)	(7,199,994)
Net increase (decrease) from institutional class share transactions	263,461	(6,280,689)
Redemption fees (see note 5)	11,992	2,917
Net increase (decrease) in net assets resulting from capital share transactions	4,860,708	(17,294,605)
Total increase (decrease) in net assets	35,045,216	(992,873)

NET ASSETS
Beginning of period	76,546,961	77,539,834
End of period	$111,592,177	$76,546,961

TRANSACTIONS IN SHARES
Investor Class
Shares sold	305,465	179,585
Less shares redeemed	(189,565)	(698,871)
Net increase (decrease) from investor class share transactions	115,900	(519,286)
Institutional Class
Shares sold	38,534	43,937
Less shares redeemed	(30,726)	(355,588)
Net increase (decrease) from institutional class share transactions	7,808	(311,651)
Net increase (decrease) from capital share transactions	123,708	(830,937)
See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(107,753)	$(127,827)
Net realized gains on investment transactions	4,317,879	1,129,773
Change in net unrealized appreciation/depreciation on investments	39,489	3,466,685
Net increase in net assets resulting from operations	4,249,615	4,468,631

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(303,928)
Institutional Class	—	(345,259)
Net decrease in net assets from distributions	—	(649,187)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	195,871	300,236
Proceeds from reinvestment of distributions	—	253,557
Redemption of shares (see note 5)	(283,416)	(565,249)
Net decrease from investor class share transactions	(87,545)	(11,456)
Institutional Class
Proceeds from sale of shares	631,633	1,144,055
Proceeds from reinvestment of distributions	—	233,987
Redemption of shares (see note 5)	(321,789)	(285,226)
Net increase from institutional class share transactions	309,844	1,092,816
Redemption fees (see note 5)	183	475
Net increase in net assets resulting from capital share transactions	222,482	1,081,835
Total increase in net assets	4,472,097	4,901,279

NET ASSETS
Beginning of period	16,632,806	11,731,527
End of period	$21,104,903	$16,632,806

TRANSACTIONS IN SHARES
Investor Class
Shares sold	9,108	22,282
Shares issued in reinvestment of distributions	—	13,728
Less shares redeemed	(13,101)	(36,849)
Net decrease from investor class share transactions	(3,993)	(839)
Institutional Class
Shares sold	28,096	98,477
Shares issued in reinvestment of distributions	—	12,519
Less shares redeemed	(15,497)	(19,982)
Net increase from institutional class share transactions	12,599	91,014
Net increase from capital share transactions	8,606	90,175

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(280,818)	$(493,547)
Net realized gains on investment and foreign currency transactions	13,137,328	5,911,870
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(56,183)	17,113,209
Net increase in net assets resulting from operations	12,800,327	22,531,532

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(2,513,432)
Institutional Class	—	(932,307)
Net decrease in net assets from distributions	—	(3,445,739)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	4,484,874	1,186,951
Proceeds from reinvestment of distributions	—	2,288,838
Redemption of shares (see note 5)	(3,330,917)	(3,756,924)
Net increase (decrease) from investor class share transactions	1,153,957	(281,135)
Institutional Class
Proceeds from sale of shares	2,553,954	2,240,433
Proceeds from reinvestment of distributions	—	692,252
Redemption of shares (see note 5)	(1,688,050)	(1,711,663)
Net increase from institutional class share transactions	865,904	1,221,022
Redemption fees (see note 5)	6,296	1,244
Net increase in net assets resulting from capital share transactions	2,026,157	941,131
Total increase in net assets	14,826,484	20,026,924

NET ASSETS
Beginning of period	62,674,987	42,648,063
End of period	$77,501,471	$62,674,987

TRANSACTIONS IN SHARES
Investor Class
Shares sold	106,484	40,019
Shares issued in reinvestment of distributions	—	62,112
Less shares redeemed	(79,531)	(143,339)
Net increase (decrease) from investor class share transactions	26,953	(41,208)
Institutional Class
Shares sold	60,724	81,566
Shares issued in reinvestment of distributions	—	18,604
Less shares redeemed	(39,750)	(61,981)
Net increase from institutional class share transactions	20,974	38,189
Net increase (decrease) from capital share transactions	47,927	(3,019)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment Income (loss)	$65,946	$(1,033,955)
Net realized gains on investment and foreign currency transactions	19,829,347	17,259,973
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(13,522,761)	28,837,044
Net increase in net assets resulting from operations	6,372,532	45,063,062

FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	—	(10,311,587)
Institutional Class	—	(2,129,840)
Net decrease in net assets from distributions	—	(12,441,427)

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	5,787,530	8,261,354
Proceeds from reinvestment of distributions	—	9,606,661
Redemption of shares (see note 5)	(9,098,467)	(21,732,415)
Net decrease from investor class share transactions	(3,310,937)	(3,864,400)
Institutional Class
Proceeds from sale of shares	1,042,592	3,446,890
Proceeds from reinvestment of distributions	—	1,876,619
Redemption of shares (see note 5)	(3,059,756)	(3,867,154)
Net increase (decrease) from institutional class share transactions	(2,017,164)	1,456,355
Redemption fees (see note 5)	26,093	23,467
Net decrease from capital share transactions	(5,302,008)	(2,384,578)
Total increase in net assets	1,070,524	30,237,057

NET ASSETS
Beginning of period	120,024,597	89,787,540
End of period	$121,095,121	$120,024,597

TRANSACTIONS IN SHARES
Investor Class
Shares sold	315,439	553,521
Shares issued in reinvestment of distributions	—	561,137
Less shares redeemed	(511,439)	(1,539,155)
Net decrease from investor class share transactions	(196,000)	(424,497)
Institutional Class
Shares sold	56,031	221,745
Shares issued in reinvestment of distributions	—	108,726
Less shares redeemed	(171,028)	(251,302)
Net decrease from institutional class share transactions	(114,997)	79,169
Net decrease from capital share transactions	(310,997)	(345,328)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(1,142,076)	$(2,008,348)
Net realized gains on investments and foreign currency transactions	49,378,150	54,285,535
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(28,057,998)	68,435,586
Net increase in net assets resulting from operations	20,178,076	120,712,773

FROM DISTRIBUTIONS
Distributions to shareholders	—	(1,290,124)
Net decrease in net assets from distributions	—	(1,290,124)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	40,023,628	38,437,961
Proceeds from reinvestment of distributions	—	1,140,249
Redemption of shares (see note 5)	(35,907,808)	(155,930,992)
Redemption fees (see note 5)	26,764	31,009
Net increase (decrease) from capital share transactions	4,142,584	(116,321,773)
Total increase in net assets	24,320,660	3,100,876

NET ASSETS
Beginning of period	327,354,387	324,253,511
End of period	$351,675,047	$327,354,387

TRANSACTIONS IN SHARES
Shares sold	1,234,925	1,743,571
Shares issued in reinvestment of distributions	—	36,095
Less shares redeemed	(1,108,339)	(8,080,663)
Net increase (decrease) from capital share transactions	126,586	(6,300,997)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Markets Fund
	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM OPERATIONS
Net investment loss	$(40,264)	$(23,948)
Net realized gains on investments and foreign currency transactions	826,522	1,209,834
Change in net unrealized appreciation/depreciation on investments and foreign currencies	974,620	1,997,255
Net increase in net assets resulting from operations	1,760,878	3,183,141

FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	433,550	175,609
Redemption of shares (see note 5)	(155,089)	(182,826)
Net increase (decrease) from investor class share transactions	278,461	(7,217)
Institutional Class
Proceeds from sale of shares	642,493	540,546
Redemption of shares (see note 5)	(278,377)	(957,720)
Net increase (decrease) from institutional class share transactions	364,116	(417,174)
Redemption fees (see note 5)	1,099	522
Net increase (decrease) in net assets resulting from capital share transactions	643,676	(423,869)
Total increase in net assets	2,404,554	2,759,272

NET ASSETS
Beginning of period	10,727,738	7,968,466
End of period	$13,132,292	$10,727,738

TRANSACTIONS IN SHARES
Investor Class
Shares sold	28,308	15,758
Less shares redeemed	(10,350)	(19,250)
Net increase (decrease) from investor class share transactions	17,958	(3,492)
Institutional Class
Shares sold	41,796	48,846
Less shares redeemed	(18,386)	(93,794)
Net increase (decrease) from institutional class share transactions	23,410	(44,948)
Net increase (decrease) from capital share transactions	41,368	(48,440)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2021 (unaudited)

1. Description of Organization

Description of business.    The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of seven Funds of which six are in this report: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Emerging Markets Fund (collectively, ‘‘the Funds’’) are each a series of the Trust. Each Fund in this report except for Oberweis International Opportunities Fund currently offers two classes of shares: Investor Class and Institutional Class. Oberweis International Opportunities Fund offers only Investor Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation.    Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis Emerging Markets Fund and the Oberweis International Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.    In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•      Level 1 – Quoted prices in active markets for identical securities.

•      Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•      Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2021:

Micro-Cap Fund		Small-Cap Opportunities Fund
Level 1 – Equities	$108,366,658	$20,980,021
Total Level 1	108,366,658	20,980,021
Level 2	—	—
Level 3	—	—
Total Investments	$108,366,658	$20,980,021
Global Opportunities Fund		China Opportunities Fund	International Opportunities Fund
Level 1 – Equities
Total Asia	$17,899,817	$118,762,444	$107,549,296
Total Australia	—	—	11,658,741
Total Europe	18,789,651	—	200,268,681
Total North America	39,385,057	—	31,019,630
Total South America	—	—	—
Total Level 1	76,074,525	118,762,444	350,496,348
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$76,074,525	$118,762,444	$350,496,348

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

Emerging Markets Fund
Level 1 – Equities
Total Asia	$8,034,746
Total Africa	574,980
Total Australia	239,253
Total Europe	1,699,686
Total North America	285,114
Total South America	1,450,540
Total Level 1	12,284,319
Level 2	—
Level 3	—
Total Investments	$12,284,319

The Funds’ assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign Currency Transactions.    The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.    Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund Share Valuation.    Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

Investment Transactions and Investment Income.    Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Expense Allocations.    The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal Income Taxes and Dividends to Shareholders.    It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2021. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the period ended December 31, 2020, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (‘‘PFIC’’) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated earnings (loss) as follows:

	Increases/(Decrease)
Capital	Accumulated Earnings (Loss)
Micro-Cap Fund	$(615,152)	$615,152
Global Opportunities Fund	(359,168)	359,168
Small-Cap Opportunities Fund	(51,730)	51,730
China Opportunities Fund	1,676,887	(1,676,887)
International Opportunities Fund	(2,241,978)	2,241,978
Emerging Markets Fund	(81)	81

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$—	$—
Global Opportunities Fund	—	3,445,739	3,445,739
Small-Cap Opportunities Fund	—	649,187	649,187
China Opportunities Fund	3,116,458	9,324,969	12,441,427
International Opportunities Fund	1,290,124	—	1,290,124
Emerging Markets Fund	—	—	—

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$—	$—
Global Opportunities Fund	—	—	—
Small-Cap Opportunities Fund	—	347,290	347,290
China Opportunities Fund	—	2,946,832	2,946,832
International Opportunities Fund	3,982,313	—	3,982,313
Emerging Markets Fund	—	—	—

As of December 31, 2020, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

Not Subject to Expiration (Post-Enactment)
Short-Term		Long-Term
Micro-Cap Fund	$—	$—
Global Opportunities Fund	—	—
Small-Cap Opportunities Fund	—	—
China Opportunities Fund	—	—
International Opportunities Fund	8,525,215	—
Emerging Markets Fund	—	—

The Emerging Markets Fund, Global Opportunities Fund and International Opportunities Fund utilized $848,339, $1,841,821 and $53,575,387, respectively, of its capital loss carryforwards during the year ended December 31, 2020.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

As of December 31, 2020 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income (deficit)		Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Appreciation / (Depreciation) foreign currency translations and India sales tax
Micro-Cap Fund	$—	$294,230	$—	$28,097,211	$—
Global Opportunities Fund	—	484,077	—	23,756,568	623
Small-Cap Opportunities Fund	—	665,720	—	5,042,059	—
China Opportunities Fund	4,018,595	1,847,223	—	49,344,798	10
International Opportunities Fund	—	—	(8,525,215)	124,958,523	47,751
Emerging Markets Fund	3,022	343,838	—	3,155,147	(67,893)

Accumulated capital and other losses consists of timing differences related to wash sales and capital loss carryforwards.

As of December 31, 2020 the cost of investments for federal income tax purposes are as follows:

Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Micro-Cap Fund	$47,671,336	$28,578,830	$(481,619)	$28,097,211
Global Opportunities Fund	39,547,666	24,125,461	(368,893)	23,756,568
Small-Cap Opportunities Fund	11,674,916	5,088,834	(46,775)	5,042,059
China Opportunities Fund	72,408,301	49,996,110	(651,312)	49,344,798
International Opportunities Fund	194,732,237	127,706,184	(2,747,661)	124,958,523
Emerging Markets Fund	7,451,875	3,301,679	(146,532)	3,155,147

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2021, open Federal tax years include the tax years ended 2017 through 2021. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.    Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.    Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Global Opportunities, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25%, 1.25% and 1.25% of average daily net assets, respectively. For the period ended June 30, 2021, the Micro-Cap Fund, Global Opportunities Fund and Small-Cap Opportunities Fund incurred investment advisory fees totaling $293,264, $155,356 and $38,768, respectively. For the period ended June 30, 2021, the China Opportunities Fund, International Opportunities Fund, and Emerging Market Fund incurred investment advisory fees totaling $757,146, $2,103,727 and $73,819, respectively.

Management agreement.    For management services and facilities furnished, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2021, the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund incurred management fees totaling $195,509, $142,958, and $38,768, respectively.

Expense reimbursement.    OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.55%, 2.24%, 1.60% and 1.75% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Global Opportunities Fund and Micro-Cap Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse the

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

Small-Cap Opportunities Fund, China Opportunities Fund and Emerging Markets Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.30%, 1.99% and 1.50% expressed as a percentage of the Funds’ average daily net assets, respectively. For the period ended June 30, 2021 OAM reimbursed the Small-Cap Opportunities Fund, the Emerging Markets Fund, and the International Opportunities Fund in the amount of $10,275, $63,333, and $275,061, respectively.

Officers and trustees.    Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2021, the Trust made no direct payments to its officers and paid $38,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.    The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the period ended June 30, 2021, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund incurred distribution fees totaling $72,845, $11,273, $65,251, $125,013, $420,745, and $1,199, respectively.

Affiliated Commissions.    For the period ended June 30, 2021, the Micro-Cap Fund, Global Opportunities Fund, Small-Cap Opportunities Fund, China Opportunities Fund, Emerging Markets Fund and International Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2021, other than money market investments, aggregated $50,824,973 and $48,882,700, respectively, for the Micro-Cap Fund, $41,536,544 and $41,854,424, respectively, for the Global Opportunities Fund, $13,731,647 and $13,825,194, respectively, for the Small-Cap Opportunities Fund, $101,369,638 and $110,632,763, respectively, for the China Opportunities Fund, $150,374,360,and $140,918,342, respectively, for the International Opportunities Fund, $3,398,192 and $3,538,061, respectively, for the Emerging Markets Fund. The Funds did not hold government securities during the period ended June 30, 2021.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options during the period ended June 30, 2021.

THE OBERWEIS FUNDS

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

5. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers, redemptions of shares of the Micro-Cap Fund, Global Opportunities Fund, and Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the Emerging Markets Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund were $11,992, $183, $6,296, $26,093, $26,764 and $1,099, respectively, for the period ended June 30, 2021, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2021, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Emerging Markets Fund received credits of $238, $9, $315, $122, $704, and $65, respectively. During the period ended June 30, 2021, the Micro-Cap Fund, the Small Cap Opportunities Fund, the Global Opportunities Fund, the China Opportunities Fund, the International Opportunities Fund and the Emerging Markets Fund incurred interest charges of $195, $422, $220, $882, $1, and $1 respectively, which is included in custodian fees and expenses in the Statements of Operations.

7. Coronavirus (COVID-19) pandemic

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

8. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		Micro-Cap Fund
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,
			2020	2019	2018	2017	2016
Net asset value at beginning of period	$29.10		$22.40	$18.37	$25.12	$22.02	$17.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]		(.24)	(.26)	(.22)	(.35)	(.32)	(.15)
Net realized and unrealized gains (losses) on investments	11.63		6.96	4.25	(2.82)	6.37	4.49
Total from investment operations	11.39		6.70	4.03	(3.17)	6.05	4.34
Redemption fees[a]	—		—	—	.03	—	.01
Less distributions:
Distribution from net realized gains on investments	—		—	—	(3.61)	(2.95)	(.01)
Net asset value at end of period	$40.49		$29.10	$22.40	$18.37	$25.12	$22.02
Total return (%)	39.14		29.91	21.94	(12.30)	27.90	24.60

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$67,796		$45,345	$46,546	$53,094	$92,249	$67,133
Ratio of gross expenses to average net assets (%)	1.48	[c]	1.59	1.60	1.57	1.58	1.65
Ratio of net expenses to average net assets (%)[b]	1.48	[c]	1.58	1.58	1.55	1.54	1.64
Ratio of net investment loss to average net assets (%)		(1.14)[c]	(1.22)	(1.03)	(1.30)	(1.32)	(.80)
Portfolio turnover rate (%)	52	[d]	92	112	119	91	102

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class		MICRO-CAP FUND
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,			Period Ended December 31, 2017[a]
			2020	2019	2018
Net asset value at beginning of period	$29.36		$22.55	$18.47	$25.17	$23.52

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]		(.16)	(.21)	(.13)	(.28)		(.18)
Net realized and unrealized gains (losses) on investments	11.72		7.02	4.21	(2.84)	4.18
Total from investment operations	11.56		6.81	4.08	(3.12)	4.00
Redemption Fees[b]	—		—	—	.03	—
Less distributions:
Distribution from net realized gains on investments	—		—	—	(3.61)		(2.35)
Net asset value at end of period	$40.92		$29.36	$22.55	$18.47	$25.17
Total Return (%)	39.37		30.20	22.09	(12.07)	16.92	[d]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$43,796		$31,202	$30,994	$14,445	$9,346
Ratio of gross expenses to average net assets (%)	1.23	[e]	1.34	1.34	1.33	1.32	[e]
Ratio of net expenses to average net assets (%)[c]	1.23	[e]	1.33	1.32	1.32	1.28	[e]
Ratio of net investment loss to average net assets (%)		(.89)[e]	(.97)	(.61)	(1.05)		(1.04)[e]
Portfolio turnover rate (%)	52	[f]	92	112	119	91

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Calendar period performance for 2017 represents synthetic returns

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,
			2020	2019	2018	2017	2016
Net asset value at beginning of period	$18.29		$14.36	$11.83	$16.40	$13.89	$13.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]		(.13)	(.17)	(.13)	(.18)	(.22)	(.22)
Net realized and unrealized gains (losses) on investments	4.81		4.84	3.10	(1.05)	3.77	1.22
Total from investment operations	4.68		4.67	2.97	(1.23)	3.55	1.00
Redemption fees[a]	—		—	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		(.74)	(.44)	(3.34)	(1.04)	(.59)
Net asset value at end of period	$22.97		$18.29	$14.36	$11.83	$16.40	$13.89
Total return (%)	25.59		32.47	25.07	(7.23)	25.54	7.38

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$9,663		$7,767	$6,110	$5,299	$7,533	$9,385
Ratio of gross expenses to average net assets (%)	1.66	[c]	2.03	2.21	2.13	2.29	2.40
Ratio of net expenses to average net assets (%)[b]	1.55	[c]	1.55	1.55	1.55	1.72	2.00
Ratio of net investment loss to average net assets (%)		(1.25)[c]	(1.14)	(.95)	(1.06)	(1.42)	(1.67)
Portfolio turnover rate (%)	72	[d]	147	142	160	142	150

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class		SMALL-CAP OPPORTUNITIES FUND
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,			Period Ended December 31, 2017[a]
			2020	2019	2018
Net asset value at beginning of period	$18.51		$14.49	$11.90	$16.44	$15.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]		(.11)	(.13)	(.10)	(.14)		(.11)
Net realized and unrealized gains (losses) on investments	4.87		4.89	3.13	(1.06)	2.39
Total from investment operations	4.76		4.76	3.03	(1.20)	2.28
Redemption fees[b]	—		—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		(.74)	(.44)	(3.34)		(1.04)
Net asset value at end of period	$23.27		$18.51	$14.49	$11.90	$16.44
Total return (%)	25.72		32.80	25.43	(7.05)	14.99	[d]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$11,442		$8,866	$5,622	$4,538	$3,564
Ratio of gross expenses to average net assets (%)	1.41	[e]	1.78	1.96	1.88	1.86	[e]
Ratio of net expenses to average net assets (%)[c]	1.30	[e]	1.30	1.30	1.30	1.30	[e]
Ratio of net investment loss to average net assets (%)		(1.00)[e]	(.89)	(.69)	(.80)		(.97)[e]
Portfolio turnover rate (%)	72	[f]	147	142	160	142

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Calendar period performance for 2017 represents synthetic returns

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		Global Opportunities Fund
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,
			2020	2019	2018	2017	2016
Net asset value at beginning of period	$36.51		$24.82	$19.75	$28.36	$24.13	$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]		(.18)	(.32)	(.24)	(.20)	(.19)	(.24)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	7.57		14.13	5.31	(7.09)	8.21	(.14)
Total from investment operations	7.39		13.81	5.07	(7.29)	8.02	(.38)
Redemption fees[a]	—		—	—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		(2.12)	—	(1.32)	(3.79)	(.27)
Net asset value at end of period	$43.90		$36.51	$24.82	$19.75	$28.36	$24.13
Total return (%)	20.24		55.55	25.67	(25.66)	33.30	(1.54)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$55,972		$45,566	$32,004	$28,847	$47,856	$44,604
Ratio of gross expenses to average net assets (%)	1.37	[c]	1.53	1.58	1.52	1.52	1.59
Ratio of net expenses to average net assets (%)[b]	1.37	[c]	1.53	1.55	1.50	1.50	1.59
Ratio of net investment loss to average net assets (%)		(.87)[c]	(1.14)	(1.07)	(.72)	(.67)	(.99)
Portfolio turnover rate (%)	61	[d]	129	120	155	137	126

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class		Global Opportunities Fund
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,			Period Ended December 31, 2017[a]
			2020	2019	2018
Net asset value at beginning of period	$36.87		$24.99	$19.84	$28.41	$27.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]		(.12)	(.25)	(.18)	(.13)		(.12)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	7.64		14.25	5.33	(7.12)	4.90
Total from investment operations	7.52		14.00	5.15	(7.25)	4.78
Redemption fees[b]	—		—	—	—	—
Less distributions:
Distribution from net realized gains on investments	—		(2.12)	—	(1.32)		(3.79)
Net asset value at end of period	$44.39		$36.87	$24.99	$19.84	$28.41
Total return (%)	20.40		55.94	25.96	(25.48)	17.49	[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$21,529		$17,109	$10,644	$8,937	$7,919
Ratio of gross expenses to average net assets (%)	1.12	[d]	1.28	1.33	1.28	1.20	[d]
Ratio of net expenses to average net assets (%)[c]	1.12	[d]	1.27	1.30	1.25	1.18	[d]
Ratio of net investment loss to average net assets (%)		(.57)[d]	(.88)	(.78)	(.49)		(.59)[d]
Portfolio turnover rate (%)	61	[e]	129	120	155	137

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		China Opportunities Fund
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,
			2020	2019	2018	2017	2016
Net asset value at beginning of period	$17.29		$12.33	$9.35	$15.95	$10.94	$12.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.01		(.16)	(.09)	(.10)	(.06)	(.11)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	.96		7.11	3.47	(4.06)	6.07	(1.01)
Total from investment operations	.97		6.95	3.38	(4.16)	6.01	(1.12)
Redemption fees[a]	—		—	.02	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—		(1.99)	(.42)	(2.44)	(.98)	(.09)
Dividends from net investment income	—		—	—	—	(.02)	—
Total dividends and distributions	—		(1.99)	(.42)	(2.44)	(1.00)	(.09)
Net asset value at end of period	$18.26		$17.29	$12.33	$9.35	$15.95	$10.94
Total return (%)	5.61		56.51	36.33	(26.01)	55.05	(9.22)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$100,481		$98,527	$75,487	$60,844	$107,190	$91,197
Ratio of gross expenses to average net assets (%)	1.84	[c]	1.95	1.95	1.91	1.92	1.99
Ratio of net expenses to average net assets (%)[b]	1.84	[c]	1.95	1.84	1.86	1.91	1.98
Ratio of net investment income (loss) to average net assets (%)	.07	[c]	(1.11)	(.77)	(.68)	(.38)	(.93)
Portfolio turnover rate (%)	84	[d]	192	184	85	97	125

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class			China Opportunities Fund
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,			Period Ended December 31, 2017[a]
			2020	2019	2018
Net asset value at beginning of period	$17.42		$12.39	$9.36	$15.93	$12.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[b]	.03		(.13)	(.07)	(.06)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	.98		7.15	3.50	(4.07)	4.19
Total from investment operations	1.01		7.02	3.43	(4.13)	4.18
Redemption fees[b]	—		—	.02	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	—		(1.99)	(.42)	(2.44)	(.98)
Dividends from net investment income	—		—	—	—	(.05)
Total dividends and distributions	—		(1.99)	(.42)	(2.44)	(1.03)
Net asset value at end of period	$18.43		$17.42	$12.39	$9.36	$15.93
Total return (%)	5.80		56.79	36.82	(25.85)	32.87 [e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$20,614		$21,497	$14,301	$10,998	$14,087
Ratio of gross expenses to average net assets (%)	1.58	[d]	1.69	1.70	1.65	1.60 [d]
Ratio of net expenses to average net assets (%)[c]	1.58	[d]	1.69	1.59	1.61	1.59 [d]
Ratio of net investment income (loss) to average net assets (%)	.28	[d]	(.85)	(.55)	(.42)	(.12)[d]
Portfolio turnover rate (%)	84	[e]	192	184	85	97

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		International Opportunities Fund
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,
			2020	2019	2018	2017	2016
Net asset value at beginning of period	$31.52		$19.43	$16.01	$25.49	$20.19	$21.33

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]		(.11)	(.16)	(.03)	(.04)	(.04)	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.05		12.37	3.69	(6.30)	8.26	(1.15)
Total from investment operations	1.94		12.21	3.66	(6.34)	8.22	(1.14)
Redemption fees[a]	—		—	—	—	—	.01
Less dividends and distributions:
Distribution from net realized gains on investments	—		—	—	(3.10)	(2.85)	—
Dividends from net investment income	—		(.12)	(.24)	(.04)	(.07)	(.01)
Total dividends and distributions	—		(.12)	(.24)	(3.14)	(2.92)	(.01)
Net asset value at end of period	$33.46		$31.52	$19.43	$16.01	$25.49	$20.19
Total return (%)	6.15		62.86	22.85	(24.73)	40.77	(5.28)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$351,675		$327,354	$324,254	$498,164	$905,392	$708,514
Ratio of gross expenses to average net assets (%)	1.76	[c]	1.87	1.82	1.77	1.79	1.82
Ratio of net expenses to average net assets (%)(b)	1.60	[c]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)		(.68)[c]	(.75)	(.19)	(.16)	(.18)	.05
Portfolio turnover rate (%)	43	[d]	130	142	145	153	139

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class		Emerging Markets Fund
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,		Period Ended December 31, 2018[a]
			2020	2019
Net asset value at beginning of period	$13.81		$9.67	$7.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[b]		(.07)	(.06)	(.02)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.29		4.20	1.80	(2.10)
Total from investment operations	2.22		4.14	1.78	(2.11)
Redemption Fees[b]	—		—	—	—
Net asset value at end of period	$16.03		$13.81	$9.67	$7.89
Total Return (%)	16.08		42.81	22.56	(21.10)[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$1,204		$789	$587	$426
Ratio of gross expenses to average net assets (%)	2.82	[d]	3.79	3.86	3.99 [d]
Ratio of net expenses to average net assets (%)[c]	1.75	[d]	1.75	1.75	1.75 [d]
Ratio of net investment loss to average net assets (%)		(.92)[d]	(.54)	(.21)	(.15)[d]
Portfolio turnover rate (%)	30	[e]	131	153	111 [e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the advisor, and expense reimbursement form the advisor

d Annualized.

e Not Annualized

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class		Emerging Markets Fund
	Six Months Ended June 30, 2021 (unaudited)		Years Ended December 31,		Period Ended December 31, 2018[a]
			2020	2019
Net asset value at beginning of period	$13.90		$9.71	$7.90	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[b]		(.05)	(.03)	—	.01
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	2.31		4.22	1.81		(2.11)
Total from investment operations	2.26		4.19	1.81		(2.10)
Redemption fees[b]	—		—	—	—
Net asset value at end of period	$16.16		$13.90	$9.71	$7.90
Total return (%)	16.26		43.15	22.91		(21.00)[e]

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$11,928		$9,938	$7,382	$6,012
Ratio of gross expenses to average net assets (%)	2.57	[d]	3.54	3.61	3.74	[d]
Ratio of net expenses to average net assets (%)[c]	1.50	[d]	1.50	1.50	1.50	[d]
Ratio of net investment Income (loss) to average net assets (%)		(.66)[d]	(.26)	—	.10	[d]
Portfolio turnover rate (%)	30	[e]	131	153	111	[e]

Notes:

a For the period from May 1, 2018 (commencement of operations) through December 31, 2018.

b The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian, and expense reimbursement form the advisor

d Annualized.

e Not Annualized

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Liquidity Risk Management Program:

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), The Oberweis Funds (each a “Fund” and collectively, the “Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved an officer of the Funds (the “Administrator”) to serve as the administrator of the Funds’ LRMP.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the LRMP includes no less than annual assessments of factors that influence each Fund’s liquidity risk; no less than monthly classifications of a Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on May 19, 2021, the Administrator provided a written report (the “LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of implementation of the Fund’s LRMP, including if and as applicable, (1) the operation of the Highly Liquid Investment Minimum established for each applicable Fund; (2) an assessment of the quality of the data and analysis provided, and of the particular methodologies used and metrics analyzed, by any third-party vendor engaged; and (3) a summary of any material changes to the LRMP during the prior annual period. The LRMP Report covered the period from May 1, 2020 through April 30, 2021 (the “Reporting Period”). The LRMP Report concluded that the LRMP had operated adequately and effectively to manage the Funds’ liquidity risk during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies were appropriate for an open-end fund and did not involve relatively concentrated portfolios.

There can be no assurance that the LRMP will achieve its objectives under all circumstances in the future.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Emerging Markets Fund) Portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Funds’ Forms NPORT are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 – 6/30/21	Expense Ratio During Period 1/1/21 – 6/30/21
MICRO-CAP FUND
Investor Class
Actual	$1,000.00	$1,391.40	$8.78	1.48%
Hypothetical	$1,000.00	$1,017.46	$7.40	1.48%
Institutional Class
Actual	$1,000.00	$1,393.70	$7.30	1.23%
Hypothetical	$1,000.00	$1,018.70	$6.16	1.23%

SMALL-CAP OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,255.90	$8.67	1.55%
Hypothetical	$1,000.00	$1,017.11	$7.75	1.55%
Institutional Class
Actual	$1,000.00	$1,257.20	$7.28	1.30%
Hypothetical	$1,000.00	$1,018.35	$6.51	1.30%

GLOBAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,202.40	$7.48	1.37%
Hypothetical	$1,000.00	$1,018.00	$6.85	1.37%
Institutional Class
Actual	$1,000.00	$1,204.00	$6.12	1.12%
Hypothetical	$1,000.00	$1,019.24	$5.61	1.12%

CHINA OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,056.10	$9.38	1.84%
Hypothetical	$1,000.00	$1,015.67	$9.20	1.84%
Institutional Class
Actual	$1,000.00	$1,058.00	$8.06	1.58%
Hypothetical	$1,000.00	$1,016.96	$7.90	1.58%

INTERNATIONAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,061.50	$8.18	1.60%
Hypothetical	$1,000.00	$1,016.86	$8.00	1.60%

EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$1,160.80	$9.38	1.75%
Hypothetical	$1,000.00	$1,016.12	$8.75	1.75%
Institutional Class
Actual	$1,000.00	$1,162.60	$8.04	1.50%
Hypothetical	$1,000.00	$1,017.36	$7.50	1.50%

*        Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers
James D. Oberweis Trustee Gary D. McDaniel Trustee James W. Oberweis President David I. Covas Vice President Kenneth S. Farsalas Vice President	Katherine Smith Dedrick Trustee James G. Schmidt Trustee Patrick B. Joyce Executive Vice President Chief Compliance Officer Treasurer Eric V. Hannemann Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

800-323-6166

oberweisfunds.com

Distributor

Oberweis Securities, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

630-577-2300

oberweisfunds.com

Custodian

UMB Bank, n.a.

928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.

P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.

222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD LLP

1835 Market Street, Philadelphia, PA 19103

The Oberweis Funds

Micro-Cap Fund

Small-Cap Opportunities Fund

Global Opportunities Fund

China Opportunities Fund

International Opportunities Fund

Emerging Markets Fund

800-245-7311

oberweisfunds.com

3333 Warrenville Road

Suite 500

Lisle, IL 60532

Oberweis
Funds

SEMI-ANNUAL REPORT

Oberweis International Opportunities Institutional Fund (OBIIX)

June 30, 2021

oberweisfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.oberweisfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting us at 1-800-245-7311.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-245-7311. Your election to receive reports in paper will apply to all funds held with the fund complex.

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)

Dear Fellow Shareholder:

SECOND QUARTER AND FIRST HALF OF 2021 IN REVIEW

In the second quarter the Oberweis International Opportunities Institutional Fund returned +7.19% vs. +5.23% for the benchmark, the MSCI World Ex USA Small Cap Growth Index. For the first half, the fund returned +6.37% vs. +7.36% for the benchmark. Since the first quarter the world was hit with Covid-19, as measured since 12/31/2019, the markets have experienced periods favorable to both growth and value, with growth outperforming in aggregate. The fund vastly outperformed during that overall period and returned +74.08% vs. +31.98% for the benchmark.

Global equities continued higher over the period as key economic data led to a reassessment of the post-pandemic business cycle and trajectory of monetary policy in the US. US consumer prices increased by 5% year over year in May, the fastest pace since August 2008 and in excess of Wall Street expectations. The Federal Reserve responded at its June 15-16 meeting with a shift to a more hawkish rhetoric. Importantly, it also appears that the recent increase in inflation is being included in the central bank’s long-term inflation target. Investors interpreted this to suggest that the Fed has now adopted the role of inflation fighter, and will not permit the economy to run too hot. Consequently, the Fed Funds futures curve to June 2023 increased by 20 basis points. With the multiplier effect on growth rates from a one basis point change in short-term rates estimated at 3x to 3.5x, this implies a reduction in 2023 GDP forecast of approximately 65 basis points. In addition, the marked improvement in unemployment data that was seen in Q1, as represented by a sharp decline in unemployment claims, did not repeat in Q2. In summary therefore, over the quarter the rate of improvement in the labor market flattened out while underlying inflation accelerated and the Fed assumed a more hawkish position.

Our view on inflation remains consistent. We do not consider a sustained inflation shock to be the most probable outcome, in large part due to the disinflationary impact of technology. At the same time, given the higher than usual number of unknowns, at present we are agnostic on the near-term outlook for both inflation and economic growth. The pandemic was accompanied by an extraordinary fiscal policy response, the consequences of which are likely to extend well beyond this year. With employment data often variable, perceptions of the labor market are notoriously changeable. It would therefore not be a huge surprise if the market’s reaction to this quarter’s Fed meeting and economic data turned out to be too pessimistic. On the flipside, we note that the Delta variant continues to surge globally, the yield curve has flattened, credit creation in China appears to be slowing down. Macro-economic predictions are habitually challenging, but today they appear to us especially so. As a result, we have concluded that currently the most appropriate construction of the International Opportunities Institutional Fund is one of balance.

Irrespective of what happens with inflation and interest rates, however, over any meaningful time periods for long-term investors, share prices will be substantially determined by the fundamental performance of companies, which is our expertise and main focus. Many companies have seen their competitive positions significantly strengthened over the last twelve months. One such example is a company that provides student placement services to enroll in universities, as well as English language tests to international students. Prior to the onset of the pandemic, this business was investing heavily in digitizing its service and cost base, and providing universities around the world with highly differentiated data analytics on student cohorts and trends. Then Covid-19 happened, international borders closed and many students were unable to be placed into colleges outside of their home countries. Unsurprisingly, demand decreased. However, the company managed to maintain profitability while smaller competitors were materially weakened. Its relative position strengthened considerably, and the structural drivers for global students seeking English-language higher education remain in place. As borders reopen, we

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)  (continued)

anticipate strong renewed student demand as well as an increased reliance of universities for this company’s industry-leading services.

We continue to find what we perceive to be the very best long-term, compounding opportunities in structurally-growing businesses which operate in growing nascent markets where adoption is in its early stages. This includes companies whose growth prospects have been further accelerated by the pandemic. For example, we invested in a global meal-kit delivery provider that we believed would benefit in the near term from increased demand during the pandemic, but more importantly would be well positioned if the pandemic accelerated changes in consumer lifestyle for the long term. At the time, it seemed to us that consensus views reflected an expectation for economic collapse. However, we thought the pandemic would eventually pass and were more interested in how Covid-19 might permanently disrupt the methods by which consumers buy their food. We invested in a number of companies with disruptive business models whose adoption rates over the long term have been accelerated. Over the short run, some of those were adversely affected by the pandemic, but share prices typically reflected those challenges and enabled us to buy at attractive valuations. And on the other hand, some concepts, like meal delivery, turned out to be well positioned for both the short and long term. In conclusion, while many investors might be tempted to try to “play” short-term factor swings or time temporary re-opening cycles, we foresee long-term performance for this portfolio being driven mainly by a focus on companies with this type of idiosyncratic, structural growth.

OUTLOOK

Our outlook remains consistent with recent quarters. We are positive on our long-term opportunity set as we are confident that changes in business and consumption are still being underestimated, driven by trends that we foresaw long ago.

As the computing power of semiconductors tends to double every 18 to 24 months for the same price, in approximately 10 years we expect a 60-fold increase in computing power compared to today. Set against this central notion, our view is that betting on going backwards to the past “normal” and against these mega trends is to bet on low probability outcomes. As such trends in communication, computation, machine learning, robotics, energy generation and storage compound over time, they will likely have an enormous impact. We are interested in companies that will benefit from, and even drive, structural change to a much greater degree than is generally understood, thus leading to outperformance. The long-term success of these companies will not mainly be determined by short-term sector rotations, interest rates, inflation and GDP. Instead it will be a function of whether business models, and management teams’ execution thereof, can take advantage of the opportunities from these deep underlying changes taking place in the world. Interestingly, most pundits on TV and many investors focus on the former, debating and trying to predict short-term back-and-forth sector rotations and changes in interest rates over the next few months instead of focusing on companies’ fundamentals, earnings and cash flow (and therefore ultimately companies’ NPVs) over the next 10-20 years. As mentioned, the latter is our core focus and expertise.

2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)  (continued)

From a geographical perspective, international valuations look cheaper than US valuations and continue to represent an opportunity for investors. The chart below from JP Morgan shows that the US forward twelve-month P/E valuations, relative to the rest of the developed world, are close to a 25-year high.

MSCI US 12m Fwd PE relative to MSCI World

1.14
1.12
1.10
1.08
1.06
1.04
1.02
1.00
0.98
03
04
05
06
07
08
09
10
11
12
13
14
15
16
17
18
19
20
21
MSCI US 12m Fwd P/E relative to MSCI World
Median
+1 Stdev
-1 stdev

Portfolio Highlights

At period end, the portfolio was invested in 61 stocks in 13 countries. Our top five country weightings (portfolio weighting versus the MSCI World Ex USA Small Cap Growth Index) at the end of June were Japan (29.5% vs. 25.6%), the United Kingdom (21.2% vs. 15.9%), Canada (8.8% vs. 8.2%), Sweden (8.8% vs. 9.5%), and Germany (7.7% vs. 5.3%). On a sector basis, the portfolio was overweight consumer discretionary (24.0% vs. 14.5%) and underweight consumer staples (1.7% vs. 6.9%).

Top performers for the half included: BayCurrent Consulting, Inc. (6532 JP) which returned +106.3% and contributed 425bps; Nordic Semiconductor ASA (NOD NO) which returned 57.3% and contributed 134bps; Constellium SE (CSTM US) which returned 35.5% and contributed 95bps. Leading detractors for the quarter included: Medpeer Inc. (6095 JP), which returned -49.8% and detracted 120bps; Kahoot! ASA (KAHOT NO), which returned -37.9% and detracted 91bps; BHG Group AB (BHG SS), which returned -29.5% and detracted 72bps.

We appreciate your investment in The Oberweis International Opportunities Institutional Fund and are grateful for the trust you have shown us. Should you have any question on your institutional allocation to the fund, please contact Brian Lee, Director of Institutional Sales and Client Service, at 630-577-2321.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

3

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)  (continued)

AVERAGE ANNUAL TOTAL RETURNS (%) (as of June 30, 2021)

Ticker	Qtr	1 Yr	3 Yr	5 Yr	10 Yr	Life of Fund*	Expense Ratio**
OBIIX	7.19	55.28	17.73	17.13	N/A	11.86	1.10

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that you may have gain or loss when shares are sold. Current performance may be higher or lower than quoted. Unusually high returns may not be sustainable. Visit us online at oberweisfunds.com for most recent month-end performance.

The Oberweis Funds invest in rapidly growing smaller and medium sized companies which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign investments involve greater risks than U.S investments, including political and economic risks and the risk of currency fluctuations. There is no guarantee that the funds can achieve their objectives. Holdings in the Funds are subject to change.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. To obtain a copy of the prospectus or summary prospectus containing this and other information please visit our website at oberweisfunds.com or call 800-323-6166. Read it carefully before investing. The Oberweis Funds are distributed by Oberweis Securities, Inc. Member: FINRA & SIPC.

* Life of Fund returns are from commencement of operations on 03/10/14 for the Fund

** Expense ratio is the total net annualized fund operating expense ratio as of 12/31/20. The expense ratio gross of expense offset arrangements and expense reimbursement was 1.13% for OBIIX. Oberweis Asset Management, Inc. (OAM), the Fund’s investment advisor is contractually obligated through April 30, 2022 to reduce its management fees or reimburse OBIIX to the extent that total ordinary operating expenses exceed in any one year 1.10% expressed as a percentage of OBIIX average daily net assets.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed markets excluding the US, with minimum dividends reinvested net of withholding tax.

4

Oberweis International Opportunities Institutional Fund

At June 30, 2021 (unaudited)

Asset Allocation (% of Net Assets)
Equities	99.8
Other Assets less Liabilities	0.2

Top Ten Holdings (% of Net Assets)
BayCurrent Consulting, Inc.	7.1
Food & Life Co. Ltd.	4.8
Nordic Semiconductor ASA	3.8
Intermediate Capital Group PLC	3.4
Constellium SE	3.3
Embracer Group AB	2.8
Metso Outotec Oyj	2.8
FlatexDEGIRO AG	2.7
Medley, Inc.	2.3
BASE, Inc.	2.3

Top Ten Industries (% of Net Assets)
Capital Markets	10.7
Professional Services	9.3
Semiconductors & Semiconductor Equipment	6.7
Hotels, Restaurants & Leisure	6.4
Metals & Mining	6.3
Machinery	6.2
Entertainment	6.0
Healthcare Technology	4.8
Leisure Products	4.1
Information Technology Services	4.0

5

Oberweis International Opportunities Institutional Fund

Schedule of Investments June 30, 2021 (unaudited)

	SHARES	VALUE
Equities – 99.8%

Australia – 3.3%
Evolution Mining Ltd.	6,059,740	$20,450,600
IDP Education Ltd.	1,067,049	19,638,055
		40,088,655

Canada – 8.8%
ATS Automation Tooling Systems, Inc.*	428,175	12,289,825
AutoCanada, Inc.*	314,000	12,650,177
BRP, Inc.	251,500	19,680,139
Parex Resources, Inc.*	1,075,091	17,952,875
Sleep Country Canada Hldgs., Inc.	436,000	10,435,721
Toromont Industries Ltd.	140,600	12,249,758
Trisura Group Ltd.*	159,900	21,385,787
		106,644,282

China – 1.2%
Venus MedTech Hangzhou, Inc.*	1,702,000	14,193,746

Denmark –0.9%
ALK-Abello A/S*	23,885	11,395,392

Finland – 5.7%
Metsa Board Oyj	655,506	6,742,370
Metso Outotec Oyj	2,863,237	33,256,189
Outokumpu Oyj	2,542,676	15,230,732
QT Group Oyj*	113,697	13,305,542
		68,534,833

France – 0.9%
SPIE SA	475,700	10,942,115

Germany – 7.7%
AIXTRON SE	679,900	18,420,340
Aurelius Equity Opportunities SE	393,365	12,089,188
FlatexDEGIRO AG*	242,700	32,661,193
Shop Apotheke Europe NV*	76,793	14,422,589
Westwing Group AG*	277,924	15,204,427
		92,797,737

Japan – 29.5%
BASE, Inc.*	1,804,500	27,434,182
BayCurrent Consulting, Inc.	237,600	85,334,534
Capcom Co. Ltd.	538,700	15,759,260
Food & Life Co. Ltd.*	1,329,100	57,365,629

See accompanying notes to the financial statements.

6

Oberweis International Opportunities Institutional Fund

Schedule of Investments June 30, 2021 (unaudited) (continued)

	SHARES	VALUE
IR Japan Hldgs. Ltd.	217,400	$27,376,804
J-Stream, Inc.	155,400	5,154,588
JMDC, Inc.*	285,800	14,252,055
Koei Tecmo Hldgs. Co. Ltd.	381,570	18,615,684
M&A Capital Partners Co. Ltd.*	559,100	27,276,853
Medley, Inc.*	638,900	27,604,483
MedPeer, Inc.*	396,700	15,729,452
Open House Co. Ltd.	330,700	15,538,539
PLAID, Inc.*	304,000	7,574,346
Tsubaki Nakashima Co. Ltd.	676,000	10,392,979
		355,409,388

Netherlands – 6.4%
Alfen NV*	81,893	7,646,519
BE Semiconductor Industries NV	201,044	17,053,222
Constellium SE*	2,110,739	39,998,504
PostNL NV*	2,302,700	12,482,742
		77,180,987

Norway – 3.8%
Nordic Semiconductor ASA*	1,791,744	45,406,441

Sweden – 8.8%
Avanza Bank Hldg. AB	501,900	15,652,669
BHG Group AB*	580,700	11,229,812
Cellink AB*	226,199	11,212,023
Embracer Group AB*	1,235,400	33,418,060
Kambi Group PLC*	397,097	19,747,898
MIPS AB	168,800	14,516,867
		105,777,329

Switzerland – 1.7%
Zur Rose Group AG*	53,440	20,473,879

United Kingdom – 21.1%
CVS Group PLC*	432,400	14,445,234
Endava PLC ADS*	187,682	21,279,385
Future PLC*	606,700	26,285,578
Games Workshop Group PLC	94,367	14,881,502
Genus PLC	282,400	19,376,179
Grafton Group PLC*	851,760	13,514,576
IMI PLC*	787,700	18,741,790
Intermediate Capital Group PLC	1,396,509	41,031,749
Marks & Spencer Group PLC*	7,739,500	15,679,206

See accompanying notes to the financial statements.

7

Oberweis International Opportunities Institutional Fund

Schedule of Investments June 30, 2021 (unaudited) (continued)

	SHARES	VALUE
Morgan Sindall Group PLC	263,819	$7,864,572
Pets at Home Group PLC	2,754,325	17,374,079
Redrow PLC*	1,596,183	13,508,711
Taylor Wimpey PLC	7,980,800	17,548,044
Trustpilot Group PLC*	2,942,300	13,895,437
		255,426,042

Total Equities (Cost: $835,808,384)		$1,204,270,826

Total Investments – 99.8% (Cost: $835,808,384)		$1,204,270,826
Other Assets Less Liabilities – 0.2%		2,130,991
Net Assets – 100%		$1,206,401,817

* Non-income producing security during the period ended June 30, 2021

ADS—American depositary share

SECTOR ALLOCATIONS (As A Percentage of Net Assets)
Communication Services	9.4%
Consumer Discretionary	24.0%
Consumer Staples	1.7%
Energy	1.5%
Financials	12.4%
Healthcare	10.6%
Industrials	20.9%
Information Technology	12.5%
Materials	6.8%

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Assets and Liabilities June 30, 2021 (unaudited)

ASSETS:
Investment securities at value[a]	$1,204,270,826
Cash	1,116,519
Dividends and interest receivable	2,104,059
Prepaid expenses	61,172
Total Assets	1,207,552,576

LIABILITIES:
Payable to advisor (see note 3)	994,620
Accrued expenses	156,139
Total Liabilities	1,150,759
NET ASSETS	$1,206,401,817

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	66,892,999
Net asset value, offering price and redemption price	$18.03

ANALYSIS OF NET ASSETS
Capital	$644,173,917
Accumulated earnings	562,227,900
Net Assets	$1,206,401,817
[a] Investment securities at cost	$835,808,384

See accompanying notes to the financial statements.

9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Operations Period Ended June 30, 2021 (unaudited)

INVESTMENT INCOME:
Dividends[a]	$5,103,062
Total Investment Income	5,103,062

EXPENSES:
Investment advisory fees (see note 3)	6,034,191
Transfer agent fees and expenses	47,987
Custodian fees and expenses	95,214
Accounting services fees	179,010
Other	185,539
Total expenses before reimbursed expenses	6,541,941
Earnings credit (see note 6)	(1,922)
Total Expenses	6,540,019
NET INVESTMENT LOSS	(1,436,957)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions	194,560,711
Net realized gains on foreign currency transactions	17,335
Net realized gains on investment and foreign currency transactions	194,578,046
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(117,696,014)
Net realized /unrealized gains on investments and foreign currencies	76,882,032
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,445,075
[a] Dividends are net of foreign withholding tax of $335,401

See accompanying notes to the financial statements.

10

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Changes in Net Assets

	Six Months Ended June 30, 2021 (unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment loss	$(1,436,957)	$(2,456,608)
Net realized gains on investments and foreign currency transactions	194,578,046	148,040,148
Change in net unrealized appreciation\depreciation on investments and foreign currencies	(117,696,014)	320,894,249
Net increase in net assets resulting from operations	75,445,075	466,477,789

FROM DISTRIBUTIONS:
Distributions to shareholders	—	(6,167,618)
Net decrease in net assets from distributions	—	(6,167,618)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	44,487,914	134,419,225
Proceeds from reinvestment of distributions	—	5,771,139
Redemption of shares (see note 5)	(111,187,164)	(369,963,127)
Net decrease from capital share transactions	(66,699,250)	(229,772,763)
Total increase in net assets	8,745,825	230,537,408

NET ASSETS:
Beginning of period	1,197,655,992	967,118,584
End of period	$1,206,401,817	$1,197,655,992

TRANSACTIONS IN SHARES:
Shares sold	2,539,105	11,605,267
Shares issued in reinvestment of distributions	—	339,879
Less shares redeemed	(6,323,596)	(34,201,645)
Net decrease from capital share transactions	(3,784,491)	(22,256,499)

See accompanying notes to the financial statements.

11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2021 (unaudited)

1. Description of Organization

Description of business.    The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund (the “Fund”) is one fund in a series issued by the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation.    Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (‘‘CBOE’’). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).

12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.    In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Fund utilizes the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•            Level 1 — Quoted prices in active markets for identical securities.

•            Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

•            Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2021:

Level 1		Level 2	Level 3
Investment Securities
Equities
Total Asia	$369,603,134	$—	$—
Total Australia	40,088,655	—	—
Total Europe	687,934,755	—	—
Total North America	106,644,282	—	—
Total Investments	$1,204,270,826	$—	$—

The Fund’s assets may include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign Currency Transactions.    The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

13

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

Risks Associated with Foreign Securities and Currencies.    Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.    Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of investments and other assets, less liabilities, by the number of shares outstanding.

Investment transactions and investment income.    Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders.    It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the period ended June 30, 2021. Therefore, no federal income tax provision is required. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the period ended December 31, 2020, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Fund’s net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

14

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

For the year ended December 31, 2020 permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment loss and accumulated net realized gain as follows:

	Increases/(Decrease)
Capital		Accumulated Earnings
International Opportunities Institutional Fund	$(1,877,242)	$1,877,242

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$3,566,427	$2,601,191	$6,167,618

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Distributions Paid from Ordinary Income		Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$12,584,780	$—	$12,584,780

The Fund utilized $123,633,297 of capital loss carryforward during the year ended December 31, 2020

As of December 31, 2020 the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income		Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Depreciation foreign currency translations
International Opportunities Institutional Fund	$—	$27,879,258	$—	$458,839,158	$63,130

Accumulated capital and other losses consists of timing differences related to wash sales.

As of December 31, 2020 the cost of investments for federal income tax purposes are as follows:

Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Unrealized Appreciation
International Opportunities Institutional Fund	$728,233,614	$471,508,388	$(12,669,230)	$458,839,158

The Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

15

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

Open tax years are those that are open for exam by taxing authorities and, as of June 30, 2021, open Federal tax years include the tax years ended 2017 through 2021. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.    Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Fund’s investment adviser and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Fund’s principal distributor, is an affiliate of OAM.

Investment advisory agreement.    Under the Advisory Agreement, OAM provides investment advisory and management services to the Fund. The Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00% of average daily net assets. For the period ended June 30, 2021, the International Opportunities Institutional Fund incurred investment advisory and management fees totaling $6,034,191.

Expense reimbursement.    OAM is contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Institutional Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Funds’ average daily net assets. For the period ended June 30, 2021 OAM reimbursed the Fund in the amount of $0.

Officers and trustees.    Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the period ended June 30, 2021, the Trust made no direct payments to its officers and paid $38,000 to its unaffiliated trustees.

Affiliated commissions.    For the period ended June 30, 2021, the Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2021, other than options written and money market investments, aggregated $515,501,847 and $575,227,547, respectively. The Fund did not hold government securities during the period ended June 30, 2021.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM

16

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements June 30, 2021 (unaudited) (continued)

does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options during the period ended June 30, 2021.

5. Redemption fee

The Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Fund were $617 for the period ended June 30, 2021 and were recorded as a reduction of the redemption of shares in the Statement of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2021, the Fund received credits of $1,922. The Fund incurred interest charges of $9,620, which is included in custodian fees and expenses in the Statement of Operations.

7. Coronavirus (COVID-19) pandemic

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

8. Subsequent events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

17

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Period Ended June 30, 2021 (unaudited)		Years Ended December 31,
			2020	2019	2018	2017	2016
Net asset value at beginning of period	$16.95		$10.41	$8.54	$12.77	$9.72	$10.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	(.02)		(.03)	.04	.04	.03	.05
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.10		6.66	1.97	(3.11)	3.95	(.61)
Total from investment operations	1.08		6.63	2.01	(3.07)	3.98	(.56)
Redemption fees[a]	—	[f]	— [f]	— [f]	— [f]	— [f]	— [f]
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	—		(.04)	—	(1.15)	(.85)	—
Dividends from net investment income	—		(.05)	(.14)	(.01)	(.08)	(.04)
Total dividends and distributions	—		(.09)	(.14)	(1.16)	(.93)	(.04)
Net asset value at end of period	$18.03		$16.95	$10.41	$8.54	$12.77	$9.72
Total return (%)	6.37		63.65	23.50	(23.91)	40.99	(5.43)

RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$1,206,402		$1,197,656	$967,119	$753,138	$1,041,117	$657,477
Ratio of gross expenses to average net assets (%)	1.08	[c]	1.13	1.12	1.11	1.15	1.18

18

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights (continued)

	Period Ended June 30, 2021 (unaudited)		Years Ended December 31,
			2020	2019	2018	2017	2016
Ratio of net expenses to average net assets (%)(b)	1.08	[c]	1.10	1.08	1.08	1.10	1.10
Ratio of net investment income (loss) to average net assets (%)	(.24)[c]		(.27)	.37	.35	.29	.47
Portfolio turnover rate (%)	43	[d]	134	153	145	168	123	[e]

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

c Annualized.

d Not annualized.

e Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

f Less than $0.005 per share

19

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited)

Liquidity Risk Management Program:

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), The Oberweis Funds (each a “Fund” and collectively, the “Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved an officer of the Funds (the “Administrator”) to serve as the administrator of the Funds’ LRMP.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the LRMP includes no less than annual assessments of factors that influence each Fund’s liquidity risk; no less than monthly classifications of a Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on May 19, 2021, the Administrator provided a written report (the “LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of implementation of the Fund’s LRMP, including if and as applicable, (1) the operation of the Highly Liquid Investment Minimum established for each applicable Fund; (2) an assessment of the quality of the data and analysis provided, and of the particular methodologies used and metrics analyzed, by any third-party vendor engaged; and (3) a summary of any material changes to the LRMP during the prior annual period. The LRMP Report covered the period from May 1, 2020 through April 30, 2021 (the “Reporting Period”). The LRMP Report concluded that the LRMP had operated adequately and effectively to manage the Funds’ liquidity risk during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies were appropriate for an open-end fund and did not involve relatively concentrated portfolios.

There can be no assurance that the LRMP will achieve its objectives under all circumstances in the future.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment advisor, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Fund’s Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

20

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NPORT. The Fund’s Form NPORT is available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Examples:

As a shareholder of The Fund, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

21

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

Beginning Account Value 1/1/21		Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 – 6/30/21	Expense Ratio During Period 1/1/21 – 6/30/21
Actual	$1,000.00	$1,063.70	$5.53	1.08%
Hypothetical	$1,000.00	$ 1,019.44	$ 5.41	1.08%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
22

Trustees and Officers

James D. Oberweis Trustee	Katherine Smith Dedrick Trustee
Gary D. McDaniel Trustee	James G. Schmidt Trustee
James W. Oberweis President	Patrick B. Joyce Executive Vice President Chief Compliance Officer Treasurer
David I. Covas Vice President
Kenneth S. Farsalas Vice President	Eric V. Hannemann Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.

3333 Warrenville Road, Suite 500, Lisle, IL 60532

800-323-6166

oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor, Philadelphia, PA 19103

International Opportunities Institutional Fund

800-245-7311

oberweisfunds.com

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ITEM 2. CODE OF ETHICS.

Not required for the Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for the Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not required for the Semi-Annual Report.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: are attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/3/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis James W. Oberweis President, The Oberweis Funds

Date 9/3/2021

By (Signature and Title*)	/s/ Eric V. Hannemann Eric V. Hannemann Treasurer, The Oberweis Funds

Date 9/3/2021

/*/ Print the name and title of each signing officer under his or her signature.